UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5030

Columbia Funds Trust V
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.4%
EDUCATION – 3.2%
Education – 2.4%
CA State Educational Facilities Authority
	California College of Arts,
	Series 2005
	5.000% 06/01/35	1,500,000	1,501,050
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	826,361
	Pooled College & University Project,
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,098,320
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,089,060
	Education Total		5,514,791
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,805,000	1,884,059
	Prep School Total		1,884,059
	EDUCATION TOTAL		7,398,850
HEALTH CARE – 6.8%
Continuing Care Retirement – 3.5%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,779,356
	Eskaton Gold River Lodge,
	Series 1998,
	6.375% 11/15/28	1,400,000	1,487,192
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,088,540
CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	2,470,000	2,825,557
	Continuing Care Retirement Total		8,180,645

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 3.3%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association:
	Series 2001 A,
	6.125% 08/15/20	1,250,000	1,364,212
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,057,920
CA Health Facilities Financing
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,050,740
	Cedars Sinai Medical Centre
	5.000% 11/15/27	750,000	775,508
	Stanford Hospital Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	538,215
CA Riverside County Asset Leasing Corp.
	Riverside County Hospital Project,
	Series 1997 B,
	Insured: MBIA
	5.700% 06/01/16	1,000,000	1,129,280
CA Statewide Communities Development Authority Revenue
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	1,500,000	1,679,760
	Hospitals Total		7,595,635
	HEALTH CARE TOTAL		15,776,280
HOUSING – 0.8%
Single - Family – 0.8%
CA State Housing Finance Agency
	Series 1997 A-1, AMT,
	5.950% 08/01/16	1,260,000	1,260,201
CA State Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Insured: GNMA
	7.000% 09/01/29	245,000	245,647
	Series 1998 B-5, AMT,
	Insured: FNMA
	6.350% 12/01/29	185,000	188,922
	Series 2000 B, AMT,
	Insured: FNMA
	7.300% 06/01/31	125,000	126,469
	Series 2000 D, AMT,
	Insured: GNMA

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
	7.100% 06/01/31	115,000	116,282
	Single - Family Total		1,937,521
	HOUSING TOTAL		1,937,521
OTHER – 16.1%
Refunded / Escrowed(d) – 15.3%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	11,890,318
CA Pomona
	Series 1990 B,
	Escrowed to Maturity,
	Insured: GNMA
	7.500% 08/01/23	1,000,000	1,338,970
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	10.170% 07/01/22(c)	750,000	1,087,785
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.800% 05/01/21	2,500,000	3,480,950
CA Riverside Public Financing Authority
	Series 1991 A,
	Pre-refunded,
	8.000% 02/01/18	20,000	20,080
	Series 1997 A,
	Pre-refunded,
	5.250% 10/01/16	892,500	934,787
CA San Joaquin Hills Transportation
	Corridor Agency,
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	8,361,276

CA Santa Ana Financing Authority Police Administration & Holding Facility
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,333,129
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,052,405
	Refunded / Escrowed Total		35,499,700

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.8%
Golden State Tobacco Securitization Corp.
	Series 2003 B,
	5.000% 06/01/12	1,800,000	1,955,232
	Tobacco Total		1,955,232
	OTHER TOTAL		37,454,932
OTHER REVENUE – 1.6%
Hotels – 1.6%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,500,000	3,647,070
	Hotels Total		3,647,070
	OTHER REVENUE TOTAL		3,647,070
RESOURCE RECOVERY – 0.9%
Disposal – 0.9%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,087,360
	Disposal Total		2,087,360
	RESOURCE RECOVERY TOTAL		2,087,360
TAX - BACKED – 59.7%
Local Appropriated – 9.1%
CA Alameda County
	Capital Projects,
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,518,925
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14(e)	3,500,000	4,091,955
CA Compton Certificate of Participation
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	3,000,000	3,122,700
CA Los Angeles County Schools
	Regionalized Business Services Corp.:
	Series 1999 A
	Insured: AMBAC
	(a) 08/01/16	1,945,000	1,209,946
	(a) 08/01/17	1,980,000	1,170,061
CA Modesto
	Community Center Project,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,455,214

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
CA Orange County Water District
	Series 2003 B,
	Insured: MBIA
	5.375% 08/15/18	515,000	561,808
CA Ridgecrest
	Civic Center Project,
	Series 1999,
	6.250% 03/01/26	1,500,000	1,600,350
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,238,908
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	4,110,503
	Local Appropriated Total		21,080,370
Local General Obligations – 17.4%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	1,989,000
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,209,730
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	1,880,370
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	589,970
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,926,602
CA Fillmore Unified School District
	Series 1997 A:
	Insured: FGIC
	(a) 07/01/11	950,000	768,693
	(a) 07/01/12	980,000	756,736
	(a) 07/01/17	650,000	389,584
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,985,027

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,294,150
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	604,982
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,917,775
	Series 2005 E,
	5.000% 07/01/17	1,000,000	1,087,190
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	939,165
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/21	2,010,000	975,232
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,732,287
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,104,931
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	992,241
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,352,414
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,403,118
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,187,440
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	1,815,583

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,098,350
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,663,470
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,043,400
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	934,867
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	805,223
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	817,234
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,204,330
	Local General Obligations Total		40,469,094
Special Non - Property Tax – 3.5%
CA Los Angeles County Metropolitan Transportation Authority
	Sales Tax Revenue,
	Property A First Tier,
	Series 2003 A,
	Insured: FSA
	5.000% 07/01/12	500,000	546,705
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	1,845,746
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,515,250
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,292,660
	Special Non - Property Tax Total		8,200,361

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – 18.3%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	145,000	153,945
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,564,320
CA Costa Mesa Public Financing Authority
	Series 1991 A,
	7.100% 08/01/21	845,000	852,259
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC
	(a) 12/01/18	2,720,000	1,520,099
	6.500% 12/01/24	4,055,000	5,230,666
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,120,620
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project,
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,874,474
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,287,041
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,522,545
CA Oakland Redevelopment Agency
	Center District Redevelopment Project
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	9,321,732
CA Orange County Community Facilities District
	Ladera Ranch:
	Series 1999 A,
	6.700% 08/15/29	1,000,000	1,143,860

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
	Series 2004 A,
	5.625% 08/15/34	850,000	883,065
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	750,000	781,162
CA Riverside County Public Financing Authority Tax Allocation Revenue
	Redevelopment Projects,
	Series A,
	5.250% 10/01/16	2,227,500	2,279,401
CA San Bernardino Joint Powers Financing Authority
	Central City Merged Project,
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,133,991
CA San Clemente
	Act of 1915,
	Series 1999,
	6.050% 09/02/28	1,000,000	1,017,630
CA San Marcos Public Facilities Authority
	Series 1998,
	5.800% 09/01/18	1,500,000	1,589,145
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,487,600
CA Santa Margarita Water District
	Community Facilities District No. 99-1:
	Series 2003,
	6.000% 09/01/30	1,000,000	1,065,810
	Series 1999,
	6.250% 09/01/29	2,500,000	2,665,275
	Special Property Tax Total		42,494,640
State Appropriated – 4.0%
CA State Public Works Board
	Various State Prisons Projects:
	Series 1993 A,
	Insured: AMBAC
	5.000% 12/01/19(e)	6,000,000	6,497,820
	5.250% 12/01/13	2,500,000	2,780,100
	State Appropriated Total		9,277,920
State General Obligations – 7.4%
CA State
	Series 1990,
	10.000% 02/01/10	2,000,000	2,545,680
	Series 1993,
	Insured: MBIA
	5.500% 04/01/12	2,770,000	3,092,594

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	Series 2003,
	5.250% 02/01/20	1,250,000	1,391,488
	Series 2004,
	5.000% 02/01/33	1,000,000	1,039,310
	5.250% 04/01/34	1,500,000	1,600,815
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995:
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,265,020
	5.650% 07/01/15	1,000,000	1,152,980
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,442,600
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	558,180
	State General Obligations Total		17,088,667
	TAX - BACKED TOTAL		138,611,052
TRANSPORTATION – 0.1%
Air Transportation – 0.1%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001, AMT,
	6.250% 10/01/35(f)	2,000,000	284,840
	Air Transportation Total		284,840
	TRANSPORTATION TOTAL		284,840
UTILITIES – 8.2%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	795,000	861,629
	Independent Power Producers Total		861,629

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES - (continued)
Investor Owned – 1.3%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	3,066,925
	Investor Owned Total		3,066,925
Municipal Electric – 2.6%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,750,665
	Series 1997 K,
	Insured: AMBAC
	5.700% 07/01/17	1,900,000	2,215,628
CA Turlock Irrigation District
	Series 1996 A,
	Insured: MBIA
	6.000% 01/01/12	500,000	571,940
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a)07/01/17	2,490,000	1,525,872
	Municipal Electric Total		6,064,105
Water & Sewer – 3.9%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,560,195
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,292,040
CA Santa Maria Water & Wastewater Revenue
	Series 1997 A,
	Insured: AMBAC
	(a)08/01/14	2,000,000	1,381,240
CA State Department Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,287,420
CA West Kern County Water District
	Series 2001,
	5.625% 06/01/31	1,500,000	1,568,475
	Water & Sewer Total		9,089,370
	UTILITIES TOTAL		19,082,029
	Total Municipal Bonds (cost of $201,900,289)		226,279,934

11

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus California Tax-Exempt Money Market Fund	1	1
	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 2.5%
VARIABLE RATE DEMAND NOTES(g) – 2.5%
CA Irvine Improvement Bond Act 1915
	Series 1997,
	2.240% 09/02/22	400,000	400,000
CA State Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-2,
	2.400% 05/01/22	900,000	900,000
	Series 2002 B-6,
	2.240% 05/01/22	700,000	700,000
CA Tulare Local Health Care District
	Health Facilities Revenue,
	Series 2002,
	2.230% 12/01/32	600,000	600,000
CA Irvine Ranch Water District
	Series 1995,
	2.200% 01/01/21	700,000	700,000
MS Jackson County Polution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.300% 06/01/23	700,000	700,000
NE Educational Finance Authority Revenue
	Creighton University Project
	2.300% 03/01/33	1,400,000	1,400,000
WY Uinta County
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.300% 08/15/20	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		5,700,000
	Total Short-Term Obligations (cost of $5,700,000)		5,700,000

12

Total Investments – 99.9% (cost of $207,600,290)(h)(i)			231,979,935

Other Assets & Liabilities, Net – 0.1%			267,773

Net Assets – 100.0%			232,247,708

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.   If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws.  At July 31, 2005, the value of these securities amounted to $4,709,616 which represents 2.0% of net assets.

	Addition information on these restricted securities is as of follows:

		Acquisition	Acquisition
	Security	Date	Cost
	CA Statewide Communities Development Authority:
	Crossroads Schools of Art & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$1,805,000
	Eskaton Village – Grass Valley, Series 2000,
	8.250% 11/15/31	09/08/00	2,470,000
			$4,275,000

13

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate as of July 31, 2005.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	The security or a portion of the security pledged as collateral for open futures contracts. At July 31, 2005, the total market value of securities pledged amounted to $611,328.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At July 31, 2005, the value of this security represents 0.1% of net assets.

(g)

Variable rate demand note.  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate at July 31, 2005.

(h)	Cost for federal income tax purposes is $207,554,742.

(i)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$26,232,223	$(1,807,029)	$24,425,194

At July 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Bonds	62	$6,881,031	$6,933,971	Jun-05	$52,940

14

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.

15

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.7%
EDUCATION – 7.7%
Education – 7.7%
CT Connecticut State Health & Educational Facilities Authority Revenue
	Connecticut College,
	Series C-1,
	Insured: MBIA
	5.500% 07/01/27	900,000	953,640
	Series D-1,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,385,463
	Series E,
	Insured: MBIA
	5.000% 07/01/14	500,000	542,920
	5.250% 07/01/22	400,000	437,248
	Fairfield University,
	Series I,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,140,840
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	585,740
	Series G,
	Insured: AMBAC
	5.000% 07/01/31	1,000,000	1,048,270
	5.500% 07/01/15	2,825,000	3,147,756
	Series H,
	Insured: MBIA
	5.000% 07/01/25	540,000	574,333
CT University of Connecticut
	Student Fee, Series A,
	5.250% 05/15/14	1,185,000	1,302,753
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Inter-American University,
	Series A,
	Insured: MBIA
	5.250% 10/01/12	725,000	789,097
	5.375% 10/01/13	975,000	1,064,954

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	5.500% 10/01/14	650,000	713,791
	Education Total		14,686,805
	EDUCATION TOTAL		14,686,805
HEALTH CARE – 6.2%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	528,770
	Continuing Care Retirement Total		528,770
Health Services – 0.1%
CT State Health & Educational Facilities Authority
	Village for Families & Children,
	Series A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	273,569
	Health Services Total		273,569
Hospitals – 5.8%
CT State Health & Educational Facilities Authority
	Backus (Williams W.) Hospital Issue,
	Series D,
	Insured: AMBAC
	5.625% 07/01/17	500,000	531,775
	Series G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,190,810
	Greenwich Hospital Issue,
	Series A,
	Insured: MBIA
	5.300% 07/01/08	750,000	780,150
	Middlesex Hospital,
	Series H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,104,838
	Special Care Hospital,
	Series B,
	Insured: ACA
	5.375% 07/01/17	1,750,000	1,798,738
	St. Raphael Hospital,
	Series H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,968,872

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Stamford Hospital,
	Series F,
	Insured: MBIA
	5.400% 07/01/09	1,500,000	1,557,255
	Hospitals Total		10,932,438
	HEALTH CARE TOTAL		11,734,777
HOUSING – 0.6%
Single Family – 0.6%
CT State Housing Finance Authority
	Housing Mortgage Finance Program,
	Series C-1, GO,
	6.000% 11/15/10	1,010,000	1,044,583
	Total Single Family		1,044,583
	HOUSING TOTAL		1,044,583
OTHER – 21.1%
Pool / Bond Bank – 3.8%
CT State Revolving Fund
	Revenue Refunding,
	Series B,
	5.000% 10/01/12	1,000,000	1,094,040
	5.000% 10/01/13	2,500,000	2,746,700
	5.000% 10/01/14	1,000,000	1,103,560
	5.000% 10/01/15	1,000,000	1,105,750
	Revenue,
	Series A,
	5.000% 10/01/19	1,000,000	1,075,860
	Pool / Bond Bank Total		7,125,910
Refunded / Escrowed(a) – 17.3%
CT Bridgeport
	Series A,
	Pre-refunded 03/01/07
	Insured: AMBAC
	5.450% 03/01/11	1,550,000	1,621,502
	Pre-refunded 07/15/10
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,264,980
CT Fairfield, GO,
	Pre-refunded 01/01/08
	5.000% 01/01/18	1,100,000	1,171,478
	Series A,
	Pre-refunded 04/01/12
	5.000% 04/01/22	2,200,000	2,385,218

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
CT Monroe, GO,
	Pre-refunded 04/15/06
	Insured: FGIC
	5.625% 04/15/14	580,000	591,948
CT New Canaan, GO,
	Pre-refunded 02/01/09
	4.750% 02/01/18	500,000	527,255
CT Seymour, GO,
	Lot B,
	Pre-refunded 08/01/11
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,201,585
CT State Health & Educational Facilities Authority
	Trinity College, Series E,
	Pre-refunded 07/01/06
	Insured: MBIA
	5.800% 07/01/16	2,000,000	2,090,920
CT State Resources Recovery Authority
	Mid Connecticut Systems,
	Series A,
	Escrowed to maturity,
	Insured: MBIA
	5.750% 11/15/07	1,000,000	1,057,060
	6.250% 11/15/06	2,275,000	2,368,957
CT State Special Assessment Second Injury Fund Revenue
	Series A,
	Escrowed to maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,160,900
CT State Special Tax Obligation
	Transportation Infrastructure,
	Series A,
	Pre-refunded 06/01/06
	Insured: FGIC,
	5.700% 06/01/12	1,160,000	1,200,066
CT State
	Series A,
	Pre-refunded 06/15/09
	5.250% 06/15/10	2,025,000	2,189,552
	Series A, GO,
	Pre-refunded 03/01/07
	5.125% 03/01/10	1,000,000	1,044,950
	Pre-refunded 04/15/10
	5.500% 04/15/19	865,000	952,538
	Series B,
	Escrowed to maturity
	5.400% 03/15/08	10,000	10,613
	Pre-refunded 11/01/09
	5.750% 11/01/11	1,000,000	1,109,380

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
	Series E,
	Escrowed to maturity
	6.000% 03/15/12	25,000	28,623
CT University of Connecticut
	Series A,
	Pre-refunded 04/01/07
	Insured: MBIA
	5.250% 04/01/14	1,000,000	1,048,250
	Series A,
	Pre-refunded 04/01/12
	5.375% 04/01/13	1,000,000	1,108,780
CT Westport, GO,
	Pre-refunded 12/01/11
	5.000% 12/01/16	1,155,000	1,256,582
	Pre-refunded 07/15/09
	5.000% 07/15/18	1,890,000	2,036,815
	Pre-refunded 08/15/10
	5.375% 08/15/14	550,000	603,834
	5.375% 08/15/15	1,550,000	1,701,714
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series A,
	Economically Defeased
	5.500% 10/01/40	1,000,000	1,099,190
	Refunded / Escrowed Total		32,832,690
	OTHER TOTAL		39,958,600
RESOURCE RECOVERY – 3.0%
Resource Recovery – 3.0%
CT State Resources Recovery Authority
	Bridgeport Resco Co. Project,
	Insured: MBIA
	5.000% 01/01/07	2,500,000	2,573,975
	Mid Connecticut Systems,
	Series A,
	Insured: MBIA
	5.375% 11/15/10	2,000,000	2,100,500
	5.500% 11/15/11	1,000,000	1,051,950
	Resource Recovery Total		5,726,425
	RESOURCE RECOVERY TOTAL		5,726,425
TAX - BACKED – 54.7%
Local General Obligations – 27.9%
CT Bridgeport
	Series A,
	Insured: AMBAC
	6.500% 09/01/08	1,435,000	1,576,864
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,763,680

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Series C, GO,
	Insured: FSA
	4.250% 08/15/11	1,660,000	1,730,035
	Series C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,686,975
CT Cheshire, GO
	Lot B,
	4.500% 08/01/07	1,080,000	1,114,862
CT Colchester, GO
	Lot A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	973,420
CT Cromwell
	GO,
	Insured: FGIC
	5.000% 06/15/11	600,000	652,500
CT Danbury
	GO,
	5.625% 02/01/13	200,000	227,784
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,369,327
CT East Haven
	Insured: MBIA
	5.000% 09/01/15	640,000	710,240
CT Easton
	GO,
	4.750% 10/15/21	855,000	887,054
CT Fairfield
	GO,
	4.500% 01/01/16	1,690,000	1,777,035
CT Farmington
	GO,
	5.000% 09/15/19	820,000	884,780
CT Hartford County
	Metropolitan District,
	GO,
	5.000% 04/01/19	1,205,000	1,297,918
	6.700% 10/01/09	250,000	284,535
	Series C
	5.000% 09/01/19	2,085,000	2,312,599
CT Hartford
	GO,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,235,115
CT Montville
	GO,
	5.300% 12/01/09	370,000	402,841

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CT New Haven
	Series A, GO,
	Insured: FGIC
	5.250% 11/01/16	2,000,000	2,215,100
	Series B, GO,
	Insured: FGIC
	5.000% 11/01/10	1,000,000	1,080,360
	5.375% 11/01/12	1,000,000	1,115,780
	Series C, GO,
	Insured: MBIA
	5.000% 11/01/18	2,000,000	2,144,980
CT New London
	Series C, GO,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,390,736
CT New Milford
	GO,
	5.500% 08/01/08	250,000	267,960
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,135,013
CT Norwalk
	Series B, GO,
	5.000% 08/01/11	1,535,000	1,671,139
CT Regional School District No. 15
	Insured: FGIC
	5.000% 02/01/15	1,105,000	1,222,694
	5.000% 02/01/16	1,025,000	1,135,413
CT Ridgefield
	Lot A, GO,
	5.000% 03/01/12	1,725,000	1,883,458
CT Stamford
	GO,
	5.000% 08/15/19	1,000,000	1,078,690
	Series B, GO,
	5.250% 08/15/16	1,650,000	1,872,107
	5.250% 08/15/17	1,125,000	1,280,295
CT Torrington
	GO,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,398,345
CT Watertown
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,168,788
CT West Hartford
	GO,
	6.000% 05/01/07	100,000	105,410
	Series C, GO,
	5.000% 07/15/11	2,345,000	2,552,087

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CT Weston	GO,
	5.125% 07/15/14	1,250,000	1,394,675
	5.250% 07/15/15	1,300,000	1,468,675
CT Westport
	GO,
	5.000% 08/15/18	1,200,000	1,314,084
CT Windham
	GO,
	Insured: MBIA
	5.000% 06/15/15	785,000	866,844
PR Commonwealth of Puerto Rico
	Municipal Finance Agency,
	Series A, GO,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,060,980
	5.750% 08/01/12	1,500,000	1,653,375
	Local General Obligations Total		54,364,552
Special Non - Property Tax – 8.9%
CT State Special Tax Obligation
	Transportation Infrastructure,
	Series 1992 B,
	6.125% 09/01/12	400,000	454,512
	Series A,
	5.250% 09/01/07	1,250,000	1,308,912
	Insured: FGIC
	5.250% 10/01/14	2,100,000	2,244,480
	5.500% 10/01/12	3,250,000	3,649,100
	Series B,
	Insured: FGIC
	5.000% 01/01/23	800,000	850,232
	Series 1993 A,
	5.375% 09/01/08	750,000	800,625
NJ Economic Development Authority
	Cigarette Tax,
	5.500% 06/15/24	1,000,000	1,057,320
OH Hamilton County Sales
	Tax Revenue
	Series B,
	Insured: AMBAC
	12/01/28(b)	3,000,000	1,009,860
PR Commonwealth of Puerto Rico Highway & Transportation Authority Infrastructure
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,789,447

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series A,
	Insured: AMBAC
	5.250% 07/01/10	2,500,000	2,669,675
	Special Non - Property Tax Total		16,834,163
State Appropriated – 6.1%
CT State
	Certificates of Participation,
	Juvenile Training School,
	5.250% 12/15/14	1,565,000	1,717,337
CT University of Connecticut
	Series A,
	5.000% 04/01/10	1,085,000	1,165,908
	Series A, GO,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,172,940
	Insured: MBIA
	5.000% 01/15/12	4,000,000	4,355,800
	5.000% 01/15/13	2,000,000	2,191,060
	State Appropriated Total		11,603,045
State General Obligations – 11.8%
CT State
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,716,330
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	681,846
	Series A, GO,
	5.250% 03/15/14	2,500,000	2,650,575
	Series B,
	Un-refunded,
	5.400% 03/15/08	390,000	413,104
	Series C,
	5.375% 12/15/10	1,000,000	1,099,010
	Series E, GO,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,068,510
	Series E,
	Un-refunded,
	6.000% 03/15/12	975,000	1,116,044
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Insured: MBIA
	07/01/14(b)(c)	4,500,000	3,152,160
	GO,
	Insured: MBIA
	6.000% 07/01/16	1,000,000	1,194,140
	Public Improvement, GO,
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,365,812

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,393,810
	Public Improvement,
	Series A, GO,
	Insured: FGIC
	5.500% 07/01/20	3,000,000	3,498,210
	Series A, GO,
	5.000% 07/01/30	1,000,000	1,060,530
	State General Obligations Total		22,410,081
	TAX - BACKED TOTAL		105,211,841
TRANSPORTATION – 1.1%
Toll Facilities – 1.1%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,162,711
	Toll Facilities Total		2,162,711
	TRANSPORTATION TOTAL		2,162,711
UTILITIES – 3.3%
Investor Owned – 1.1%
CT State Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.
	Series A,
	5.850% 09/01/28	2,000,000	2,172,260
	Investor Owned Total		2,172,260
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,137,010
	Municipal Electric Total		1,137,010
Water & Sewer – 1.6%
CT State Clean Water Fund
	6.000% 10/01/12	1,200,000	1,365,516
	5.250% 07/15/11	1,500,000	1,624,080
	Water & Sewer Total		2,989,596
	UTILITIES TOTAL		6,298,866
	Total Municipal Bonds (cost of $179,078,895)		186,824,608

10

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1,741	1,741
	Total Investment Company (cost of $1,741)		1,741

		Par ($)
Short-Term Obligation – 2.3%
VARIABLE RATE DEMAND NOTES(d) – 2.3%
CT State Health And Educational Facilities Authority Revenue
	Refunding Quinnipac University
	Series G
	LOC: JPMorgan Chase Bank
	2.270% 07/01/23	200,000	200,000
FL Alachua County Health Facilities Authority Continuing Care
	Oak Hammock at The University of Florida,
	Series 2002 A,
	LOC: BNP Paribas
	2.300% 10/01/32	195,000	195,000
IA Finance Authority Private College Revenue
	Drake University Project
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.300% 07/01/24	100,000	100,000
IL Health Facilities Authority Revenue
	OSF Healthcare System,
	Series 2002,
	2.320% 11/15/27	100,000	100,000
IN Health Facility Financing Authority
	Great Lakes Christian Homes, Golden Years Homestead, Inc.,
	Series A,
	LOC: Wells Fargo Bank N.A.
	2.350% 06/01/25	200,000	200,000
IN State Educational Facilities Authority,
	DePauw University,
	LOC: Northern Trust Co.
	2.300% 07/01/32(e)	300,000	300,000
MI Northern Michigan University Revenues
	Insured: FGIC
	2.300% 06/01/31	1,000,000	1,000,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A Project, Inc.,
	Series 1993,
	2.300% 06/01/23	400,000	400,000

11

		Par ($)	Value ($)
Short–Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
TX Splendora Higher Education Facilities
	Fort Bend Baptist Academy,
	Series A,
	LOC: Wells Fargo Bank N.A.
	2.350% 12/01/26	400,000	400,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,895,000
	Total Short-Term Obligation (cost of $2,895,000)		2,895,000

	Total Investments – 100.0% (cost of $181,975,636)(f)		189,721,349

	Other Assets & Liabilities, Net - 0.0%		(64,388)

	Net Assets – 100.0%		189,656,961

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of this security represents 1.7% of net assets.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $181,975,636.

12

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.

13

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 14.2%
Education – 12.6%
CT State Health & Educational Facilities Authority
	Connecticut College:
	Series D-1,
	Insured: MBIA
	5.750% 07/01/30	2,000,000	2,216,740
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	437,248
	St. Joseph College:
	Series 1999 A,
	Insured: RAD
	5.250% 07/01/13	450,000	476,581
	5.250% 07/01/14	475,000	503,058
	Trinity College:
	Series 1998 F,
	Insured: AMBAC
	5.000% 07/01/21	1,000,000	1,066,950
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,342,960
	University of Connecticut:
	Series 2000 A,
	Insured: FGIC
	5.250% 11/15/14	2,135,000	2,367,139
	5.250% 05/15/15	1,500,000	1,637,520
	5.250% 11/15/18	2,095,000	2,326,791
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,875,000	2,030,719
	Yale University:
	Series 2002 W,
	5.125% 07/01/27	2,000,000	2,106,840
	Series 2003 X-1,
	5.000% 07/01/42	2,500,000	2,612,775
	Education Total		20,125,321
Prep School – 1.6%
CT State Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	704,860

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	Loomis Chaffee School,
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,887,473
	Prep School Total		2,592,333
	EDUCATION TOTAL		22,717,654
HEALTH CARE – 3.8%
Health Services – 0.2%
CT State Health & Educational Facilities Authority
	Village for Families & Children,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	268,308
	Health Services Total		268,308
Hospitals – 2.6%
CT State Health & Educational Facilities Authority
	Catholic Health East,
	Series 1999 F,
	Insured: MBIA
	5.750% 11/15/29	1,000,000	1,096,710
	Danbury Hospital,
	Series 1991 E,
	Insured: MBIA
	6.500% 07/01/14	230,000	236,353
	Hospital For Special Care,
	Series 1997 B,
	5.375% 07/01/17	800,000	769,000
	St. Raphael Hospital,
	Series 1993 H,
	Insured: AMBAC
	5.250% 07/01/09	2,000,000	2,148,420
	Hospitals Total		4,250,483
Intermediate Care Facilities – 0.3%
CT State Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	532,205
	Intermediate Care Facilities Total		532,205

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 0.7%
CT State Development Authority
	Mary Wade Home,
	Series 1999 A,
	6.375% 12/01/18	1,000,000	1,089,610
	Nursing Homes Total		1,089,610
	HEALTH CARE TOTAL		6,140,606
HOUSING – 0.5%
Multi - Family – 0.5%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	756,068
	Multi - Family Total		756,068
	HOUSING TOTAL		756,068
INDUSTRIALS – 0.6%
Forest Products & Paper – 0.6%
CT Sprague, International Paper Co. Project
	Series 1997 A, AMT,
	5.700% 10/01/21	1,000,000	1,029,780
	Forest Products & Paper Total		1,029,780
	INDUSTRIALS TOTAL		1,029,780
OTHER – 15.1%
Other – 0.7%
CT Bradley International Airport
	Series 2000 A, AMT,
	Insured: ACA
	6.600% 07/01/24	1,000,000	1,080,200
	Other Total		1,080,200
Pool / Bond Bank – 1.8%
CT State Government
	Series 2003 A,
	5.000% 10/01/12	2,630,000	2,877,325
	Pool / Bond Bank Total		2,877,325
Refunded / Escrowed(a) – 12.6%
CT New Haven
	Series 2002 A,
	Pre-refunded 11/01/11,
	Insured: AMBAC
	5.250% 11/01/15	1,885,000	2,072,011
	5.250% 11/01/16	2,000,000	2,198,420
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	54,481

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/16	850,000	928,497
CT State Clean Water Fund
	Series 2001,
	Pre-refunded 10/01/11,
	5.500% 10/01/14	1,740,000	1,938,743
CT State Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity
	8.250% 12/01/06	450,000	471,015
CT State Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	27,139
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.875% 11/01/15	1,250,000	1,393,950
	Series 2002 F,
	Pre-refunded 10/15/12,
	Insured: FSA
	5.000% 10/15/19	1,730,000	1,887,932
CT State Health & Educational Facilities Authority
	State University,
	Series 2003 E,
	Pre-refunded 11/01/12
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,248,511
	University of Connecticut:
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.750% 11/15/29	2,000,000	2,248,280
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FGIC
	5.375% 04/01/16	1,200,000	1,330,536
CT State Special Tax Obligation Revenue
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/16	1,000,000	1,106,150
CT Waterbury
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FSA
	5.375% 04/01/16	1,655,000	1,835,031

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
PR Commonwealth of Puerto Rico Public Finance
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	450,000	533,479
	Refunded / Escrowed Total		20,274,175
	OTHER TOTAL		24,231,700
RESOURCE RECOVERY – 1.6%
Resource Recovery – 1.6%
CT State Resource Recovery Authority
	American Re-Fuel Co.:
	Series 1998 A, AMT,
	Insured: MBIA
	5.125% 11/15/14	1,000,000	1,056,290
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,548,780
	Resource Recovery Total		2,605,070
	RESOURCE RECOVERY TOTAL		2,605,070
TAX - BACKED – 50.6%
Local Appropriated – 1.9%
CT Naugatuck
	Series 2002 A, AMT:
	Insured: AMBAC
	5.000% 06/15/15	1,405,000	1,476,697
	5.000% 06/15/16	1,475,000	1,544,782
	Local Appropriated Total		3,021,479
Local General Obligations – 30.0%
CT Branford
	Series 2001,
	Insured: MBIA
	5.000% 05/15/15	500,000	541,405
CT Bridgeport
	Series 1997 A:
	Insured: AMBAC
	6.250% 03/01/12	2,465,000	2,868,594
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,738,200
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,888,130
CT Danbury
	Series 1992,
	5.625% 08/15/11	690,000	774,836
	Series 1994:
	4.500% 02/01/12	1,280,000	1,359,629
	4.500% 02/01/13	1,280,000	1,363,405
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,369,327

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,128,260
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	710,240
CT Farmington
	Series 1993:
	5.700% 01/15/12	590,000	667,308
	5.700% 01/15/13	570,000	651,630
CT Granby
	Series 1993:
	Insured: MBIA
	6.500% 04/01/09	200,000	223,642
	6.550% 04/01/10	175,000	200,417
CT Hartford
	Series 2003,
	Insured: FSA
	5.250% 12/01/11	1,930,000	2,133,943
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	251,988
	Series 1993:
	5.200% 12/01/12	600,000	661,608
	5.200% 12/01/13	500,000	554,315
	5.625% 02/01/11	600,000	664,452
	5.625% 02/01/12	600,000	670,464
	5.625% 02/01/13	600,000	676,140
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	390,744
CT New Britain
	Series 1992,
	Insured: MBIA
	6.000% 02/01/08	400,000	429,288
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,263,560
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,124,090
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,240,000	2,417,094

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/20	1,475,000	1,577,586
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/13	1,645,000	1,806,062
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,137,402
CT North Branford
	Unrefunded,
	Series 2001,
	Insured: MBIA
	5.000% 10/01/15	825,000	886,859
CT Plainville
	Series 2002:
	Insured: FGIC
	5.000% 12/01/15	400,000	434,284
	5.000% 12/01/16	500,000	543,760
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,120,177
	Series 2003,
	5.250% 07/15/12	1,000,000	1,110,470
CT State Regional School District
	No. 14,
	Series 1991,
	6.100% 12/15/06	285,000	297,660
CT Suffield
	Series 2001:
	Insured: MBIA
	4.750% 06/15/21	1,500,000	1,553,580
	5.125% 06/15/15	1,000,000	1,078,450
CT West Hartford
	Series 2003,
	5.000% 07/15/12	1,285,000	1,407,216
CT Westbrook
	Series 1992:
	Insured: MBIA
	6.300% 03/15/12	265,000	309,289
	6.400% 03/15/09	630,000	700,377
CT Westport
	Series 2003 A,
	4.500% 02/01/14	1,630,000	1,719,927
	Series 2003,
	5.000% 08/15/15	1,000,000	1,105,720

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/23	350,000	378,588
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,098,120
	Local General Obligations Total		47,988,236
Special Non - Property Tax – 6.0%
CT State Special Tax Obligation Revenue
	Transportation Infrastructure,
	Series 1992 B,
	6.125% 09/01/12	3,600,000	4,090,608
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,602,195
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,271,960
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,168,900
PR Commonwealth of Puerto Rico Infrastructure Financing Authority Special Tax Revenue
	Series A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	497,240
	Special Non - Property Tax Total		9,630,903
State Appropriated – 4.6%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	3,000,000	3,074,910
CT State Development Authority
	Series 1993 A,
	5.250% 11/15/11	750,000	805,433
CT State Health & Educational Facilities Authority
	University of Connecticut,
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/16	2,000,000	2,178,280
PR Commonwealth of Puerto Rico Public Finance
	Unrefunded,
	Series 2002 E,
	Insured: AMBAC
	5.500% 08/01/27	1,050,000	1,246,465
	State Appropriated Total		7,305,088

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – 8.1%
CT State
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,716,330
	Series 1990 B,
	(b) 11/15/10	1,450,000	1,206,661
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,724,160
	Series 2002 E,
	Insured: FSA
	5.375% 11/15/14	1,250,000	1,389,975
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	454,564
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,362,970
	Public Improvement,
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/20	1,500,000	1,749,105
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,438,475
	State General Obligations Total		13,042,240
	TAX - BACKED TOTAL		80,987,946
TRANSPORTATION – 1.6%
Airports – 1.2%
CT Bradley International Airport
	Series 2001 A, AMT,
	Insured: FGIC
	5.250% 10/01/16	1,795,000	1,923,486
	Airports Total		1,923,486
Transportation – 0.4%
CT New Haven Air Rights Parking Facility
	Series 2002,AMT,
	Insured: AMBAC
	5.375% 12/01/15	500,000	565,550
	Transportation Total		565,550
	TRANSPORTATION TOTAL		2,489,036

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 9.5%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	495,000	536,486
	Independent Power Producers Total		536,486
Investor Owned – 2.0%
CT State Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.:
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,172,260
	Series 1993 B, AMT,
	5.950% 09/01/28	1,000,000	1,074,350
	Investor Owned Total		3,246,610
Municipal Electric – 4.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,262,540
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,303,820
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,842,525
	Municipal Electric Total		7,408,885
Water & Sewer – 2.5%
CT South Central Regional Water Authority
	Series 1999 15A,
	Insured: FGIC
	5.125% 08/01/29	3,000,000	3,201,030
	Series 2003 A,
	Insured: MBIA
	5.250% 08/01/11	715,000	786,836
	Water & Sewer Total		3,987,866
	UTILITIES TOTAL		15,179,847
	Total Municipal Bonds (cost of $147,140,608)		156,137,707

		Shares
Investment Company – 0.0%
	Dreyfus Connecticut Municipal Money Market Fund	474	474
	Total Investment Company (cost of $474)		474

10

		Par ($)	Value ($)
Short-Term Obligations– 1.7%
VARIABLE RATE DEMAND NOTES(c) – 1.7%
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	2.340% 12/01/15	1,000,000	1,000,000
IA Finance Authority Private College Revenue
	Drake University Project,
	Series 2003,
	2.300% 07/01/24	400,000	400,000
IA Higher Education Loan Authority Revenue
	St. Ambrose,
	Series 2003
	2.300% 04/01/33	300,000	300,000
IL Health Facilities Authority
	OSF Healthcare System,
	Series 2002,
	2.320% 11/15/27	300,000	300,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1992,
	2.300% 12/01/16	300,000	300,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.300% 08/15/20	400,000	400,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,700,000
	Total Short-Term Obligations (cost of $2,700,000)		2,700,000

	Total Investments – 99.2% (cost of $149,841,082)(d)(e)		158,838,181

	Other Assets & Liabilities, Net – 0.8%		1,200,415

	Net Assets – 100.0%		160,038,596

11

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support aggrements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2005.

(d)	Cost for federal income tax purposes is $149,747,286.

(e)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$9,210,223	$(119,328)	$9,090,895

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

12

INVESTMENT PORTFOLIO
July 31, 2005 (Unaudited)	Columbia Florida Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.9%
EDUCATION – 2.9%
Education – 2.9%
FL Broward County Educational Facilities Authority
	Nova Southeastern University, Inc.,
	Series 2004 B,
	5.250% 04/01/17(a)	610,000	637,163
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Series 2004 A,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,087,900
	Education Total		1,725,063
	EDUCATION TOTAL		1,725,063
HEALTH CARE – 11.3%
Hospitals – 11.3%
FL Escambia County Health Facilities Authority Revenue
	Ascension Health, Saint Vincent’s Hospital, Seton Health Corp. of South Alabama, Holy Cross Nogales,
	Series 2003 A,
	5.250% 11/15/14	1,000,000	1,097,400
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital Project,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,038,110
FL Lee Memorial Health System Board of Directors Hospital Revenue
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,121,420
FL South Broward Hospital District
	Series 2003 A,
	Insured: MBIA
	5.250% 05/01/13	1,500,000	1,650,120
FL St. Petersburg Health Facilities Authority
	All Childrens Hospital,
	Series 2002,
	Insured: AMBAC
	5.500% 11/15/14	1,720,000	1,894,872
	Hospitals Total		6,801,922
	HEALTH CARE TOTAL		6,801,922
INDUSTRIALS – 0.8%
Forest Products & Paper – 0.8%
FL Escambia County Pollution Control Revenue
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	514,265

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
	Forest Products & Paper Total		514,265
	INDUSTRIALS TOTAL		514,265
OTHER – 14.2%
Pool / Bond Bank – 3.6%
FL Gulf Breeze Revenue
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15(b)	1,000,000	1,063,330
FL Municipal Loan Council Revenue
	Series 2002 A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,114,720
	Pool / Bond Bank Total		2,178,050
Refunded / Escrowed(c) – 10.6%
FL Brevard County Constitutional Fuel Tax Revenue
	Series 2000,
	Pre-refunded 08/01/10,
	Insured: FSA
	6.000% 08/01/14	1,195,000	1,354,497
FL Hillsborough County School Board
	Series 2002,
	Pre-refunded 10/01/11,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,172,519
FL Miami-Dade County School Board Certificates of Participation
	Series 2001 A,
	Escrowed to Maturity
	Insured: MBIA
	5.500% 05/01/10	2,000,000	2,191,800
FL Reedy Creek Improvement District
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,659,294
	Refunded / Escrowed Total		6,378,110
	OTHER TOTAL		8,556,160
OTHER REVENUE – 1.9%
Recreation – 1.9%
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/12	1,000,000	1,120,020
	Recreation Total		1,120,020
	OTHER REVENUE TOTAL		1,120,020

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – 44.8%
Local Appropriated – 9.9%
FL Broward County Certificates of Participation
	Series 2004,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,094,480
FL Collier County School Board Certificates of Participation
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,620,810
FL Lee County School Board Certificates of Participation
	Series 2004 A,
	Insured: FSA
	5.000% 08/01/16	1,000,000	1,080,480
FL Orange County School Board Certificates of Participation
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,077,510
FL Osceola County School Board Certificates of Participation
	Series 2004 A,
	Insured: FGIC
	5.000% 06/01/17	1,000,000	1,081,290
	Local Appropriated Total		5,954,570
Local General Obligations – 5.4%
FL Broward County
	Series 2001 A,
	5.250% 01/01/14	1,025,000	1,121,176
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,079,460
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,089,360
	Local General Obligations Total		3,289,996
Special Non - Property Tax – 19.3%
FL Jacksonville Sales Tax Revenue
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	1,000,000	1,122,800
FL Lee County
	Series 1997 A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,126,240

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non – Property Tax – (continued)
FL Osceola County Tourist Development Tax Revenue
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,737,293
FL Palm Beach County Criminal Justice Facilities Revenue
	Series 1993,
	Insured: FGIC
	5.375% 06/01/09	1,500,000	1,618,605
FL Pasco County Sales Tax Revenue
	Series 2003,
	Insured: AMBAC
	5.000% 12/01/16	1,240,000	1,341,742
FL Polk County Transit Improvement Revenue
	Series 2004,
	Insured: FSA
	5.000% 12/01/25(b)	1,000,000	1,069,810
FL Seminole County Sales Tax Revenue
	Series 2001,
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,435,818
FL Division of Bond Finance
	Series 1998 B,
	Insured: FSA
	5.500% 07/01/08	2,000,000	2,136,520
	Special Non - Property Tax Total		11,588,828
State Appropriated – 2.8%
FL Department of General Services
	Division of Facilities Management Revenue,
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,700,724
	State Appropriated Total		1,700,724
State General Obligations – 7.4%
FL Board of Education
	Public Education:
	Capital Outlay,
	Series 2000 A,
	5.750% 06/01/13	1,000,000	1,110,170
	Series 2001 C,
	Insured: FGIC
	5.250% 06/01/08	1,000,000	1,059,830
FL Jacksonville Transportation
	Senior Lien,
	Series 1997,
	6.000% 07/01/08	1,100,000	1,171,555

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30(b)	1,000,000	1,093,420
	State General Obligations Total		4,434,975
	TAX - BACKED TOTAL		26,969,093
TRANSPORTATION – 4.5%
Airports – 2.7%
FL Greater Orlando Aviation Authority
	Orlando Florida Airport Facilities Revenue,
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,633,605
	Airports Total		1,633,605
Toll Facilities – 1.8%
FL Osceola County Transportation Revenue
	Osceola Parkway Project,
	Series 2005,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,076,410
	Toll Facilities Total		1,076,410
	TRANSPORTATION TOTAL		2,710,015
UTILITIES – 17.5%
Municipal Electric – 5.4%
FL Orlando Utilities Commission Water & Electric Revenue
	Series 2002 C,
	5.250% 10/01/16	1,500,000	1,644,225
FL Port St. Lucie Utility Revenue
	Series 2003,
	Insured: MBIA
	5.000% 09/01/17	920,000	992,809
PR Commonwealth of Puerto Rico Electric Power Authority Revenue
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	568,505
	Municipal Electric Total		3,205,539
Water & Sewer – 12.1%
FL Boca Raton Water & Sewer Revenue
	Series 2001,
	5.000% 10/01/08	1,000,000	1,060,670
FL Holly Hill Water & Sewer Revenue
	Series 2002,
	Insured: MBIA
	5.000% 10/01/15	745,000	801,553

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Governmental Utility Authority
	Lehigh Utilities Systems,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,273,857
FL Tampa Water & Sewer Revenue
	Series 2002 B,
	5.000% 07/01/10	1,000,000	1,076,630
FL Water Pollution Control Financing Corp. Revenue
	Series 2001,
	5.500% 01/15/13	1,390,000	1,531,544
FL Winter Park Water & Sewer Revenue
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,548,900
	Water & Sewer Total		7,293,154
	UTILITIES TOTAL		10,498,693
	Total Municipal Bonds (cost of $56,933,581)		58,895,231

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	189	189
	Total Investment Company (cost of $189)		189

		Par ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES(d) – 0.9%
FL Collier County Health Facilities Authority
	Fairview Hospital, Lutheran Hospital,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.320% 01/01/35	100,000	100,000
FL Orange County School Board Certificates of Participation
	Series 2000 B,
	Insured: AMBAC
	2.300% 08/01/25	205,000	205,000
	Series 2002 B,
	Insured: MBIA
	2.300% 08/01/27	10,000	10,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		515,000

6

		Value ($)
Short-Term Obligations – (continued)

	Total Short-Term Obligations (cost of $515,000)	515,000

	Total Investments – 98.8% (cost of $57,448,770)(e)(f)	59,410,420

	Other Assets & Liabilities, Net – 1.2%	719,555

	Net Assets – 100.0%	60,129,975

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	A portion of this security with a market value of $104,453 is pledged as collateral for open futures contracts.

	(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2005.

	(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

	(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

	(e)	Cost for federal income tax purposes is $57,448,770.

	(f)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,006,663	$(45,013)	$1,961,650

As of July 31, 2005, the Fund held the following open short futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	18	$1,997,719	$2,030,948	Sep-2005	$33,229

7

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

8

INVESTMENT PORTFOLIO
July 31, 2005 (Unaudited)	Columbia Intermediate Tax-Exempt Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.0%
EDUCATION – 3.4%
Education – 3.4%
CT Health & Educational Facilities Authority Revenue
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,171,480
HI University of Hawaii System Revenue
	Series 2002 A,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,114,300
IL Educational Facilities Authority
	Illinois Wesleyan University,
	Series 1997,
	Insured: MBIA
	5.650% 09/01/26	3,000,000	3,189,750
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	625,750
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,228,780
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,682,565
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,140,810
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,149,310
NY Dormitory Authority Revenue
	Columbia University,
	Series 2001 A,
	5.250% 07/01/20	2,000,000	2,178,800
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,659,840
RI Health & Educational Building Corp. Revenue
	Series 2003,
	Insured: XLC
	5.250% 04/01/15	1,500,000	1,635,150
	Education Total		17,776,535
	EDUCATION TOTAL		17,776,535

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – 5.5%
Hospitals – 5.5%
AR Washington County Hospital Revenue
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16(a)	1,000,000	1,035,820
	5.000% 02/01/17(a)	2,000,000	2,060,880
CA Health Facilities Financing Authority Revenue
	Catholic Healthcare West,
	Series 2004 H,
	4.450% 07/01/26(a)	1,100,000	1,126,719
	Series 2005,
	5.000% 11/15/18	2,500,000	2,641,700
CA Statewide Communities Development Authority
	Kaiser Foundation,
	Series 2004 I,
	3.450% 04/01/35(a)	1,000,000	978,730
GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,
	5.000% 12/01/15	1,705,000	1,782,646
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,097,600
MA Health & Educational Facilities Authority
	Partners Healthcare System, Inc.,
	Series 1997 A,
	Insured: MBIA
	5.375% 07/01/17	2,000,000	2,096,740
	Series 2001 C,
	6.000% 07/01/14	1,000,000	1,121,400
	6.000% 07/01/17	1,250,000	1,399,625
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,715,835
NM Farmington Hospital Revenue
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	525,010
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005,
	5.000% 08/01/14	730,000	769,887
	5.000% 08/01/15	545,000	574,534

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Lakewood Hospital Improvement Revenue
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,509,578
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,613,675
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,116,170
TX Harris County Housing Facilities Development Authority
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,488,513
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,628,895
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.500% 10/01/18	1,000,000	1,091,810
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	6.750% 09/01/22	270,000	299,624
	Hospitals Total		28,675,391
	HEALTH CARE TOTAL		28,675,391
HOUSING – 1.6%
Multi - Family – 0.9%
MA Housing Finance Agency
	Series 1995 A,
	Insured: MBIA
	5.600% 07/01/07	440,000	449,530
	5.700% 07/01/08	435,000	444,466
NC Medical Care Commission
	ARC/HDS Projects,
	Series 2004 A,
	4.650% 10/01/14	575,000	566,444
NY Housing Finance Agency
	Series 1996 A,
	Insured: FSA
	5.800% 11/01/09	1,610,000	1,657,382

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
VA Housing Development Authority
	Series 1995 H,
	5.700% 11/01/07	1,655,000	1,690,550
	Multi - Family Total		4,808,372
Single Family – 0.7%
IA Finance Authority
	Series 1997 F,
	Insured: GNMA
	5.550% 01/01/16	745,000	771,567
ME Housing Authority Mortgage
	Series 1997 C-1,
	5.700% 11/15/15	1,705,000	1,773,609
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	325,000	330,486
NH Housing Finance Authority
	Series 1993 B,
	Insured: FHA
	5.850% 07/01/10	265,000	265,421
NM Mortgage Finance Authority
	Series 1998 B-3,
	Insured: GNMA
	5.500% 07/01/28	500,000	515,380
	Single Family Total		3,656,463
	HOUSING TOTAL		8,464,835
INDUSTRIALS – 0.2%
Other Industrial Development Bonds – 0.2%
MI Strategic Fund Limited Obligation
	NSF International Project,
	Series 2004,
	5.000% 08/01/13	820,000	872,521
	Other Industrial Development Bonds Total		872,521
	INDUSTRIALS TOTAL		872,521
OTHER – 23.4%
Pool / Bond Bank – 2.4%
KS Development Finance Authority Revenue
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,136,480
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,029,175
ME Municipal Bond Bank
	Series 1998 A,
	Insured: FSA
	5.250% 11/01/08	855,000	912,482
	Series 2002 A,
	5.375% 11/01/16	355,000	389,367

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
NY Dormitory Authority Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,674,318
NY Environmental Facilities Corp.
	Pollution Control Revenue,
	Series 1994,
	5.750% 06/15/09	10,000	10,921
PA Delaware Valley Regional Financial Authority
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,268,480
	Series 2002,
	5.750% 07/01/17	2,000,000	2,286,320
	Pool / Bond Bank Total		12,707,543
Refunded / Escrowed(c) – 20.5%
AZ Maricopa County Hospital Revenue
	Series 1978,
	Escrowed to Maturity,
	7.625% 01/01/08	965,000	1,011,745
CO Department of Transportation Revenue
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/12	2,750,000	3,098,507
	6.000% 06/15/15	2,750,000	3,098,507
CT Special Obligation Revenue
	Series 1999 A,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,681,394
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,106,150
FL Orange County Tourist Development Tax Revenue
	Series 2000,
	Pre-refunded 10/01/09,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,267,360
GA Atlanta Airport Facilities Revenue
	Series 1996,
	Escrowed to Maturity,
	Insured: AMBAC
	6.500% 01/01/07	4,000,000	4,197,400
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	3,002,759

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
GA Atlanta Water & Wastewater Revenue
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,674,345
GA Finance & Investment Commission
	Series 1999 D,
	Pre-refunded 11/01/09,
	5.800% 11/01/10	3,000,000	3,362,820
	5.800% 11/01/12	4,000,000	4,483,760
GA Municipal Electric Authority
	Series 1998 Y,
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	190,674
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	51,680
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 11/01/10	135,000	152,566
	6.000% 11/01/10	365,000	412,494
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,445,405
IL Cook County
	Series 1990,
	Escrowed to Maturity,
	Insured: MBIA
	7.250% 11/01/07	1,000,000	1,046,780
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	3,004,355
KS Department of Transportation Highway Revenue
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,794,681
MA Massachusetts Bay Transportation Authority
	Series 1994 A,
	Escrowed to Maturity,
	7.000% 03/01/07	55,000	58,519

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	3,056,350
MA State
	Series 1997 B,
	Pre-refunded 06/01/07,
	Insured: FGIC
	5.125% 06/01/12(b)	1,500,000	1,574,265
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,623,690
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,295,140
ME Governmental Facilities Authority
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,102,720
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,124,170
NC Public Improvement
	Series 1999 A,
	Pre-refunded 03/01/09,
	5.250% 03/01/12	2,500,000	2,714,475
NH Municipal Bond Bank
	Series 1999 B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	815,250
NJ Turnpike Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 01/01/11	875,000	990,465
	6.000% 01/01/13	925,000	1,073,666
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,318,240
NV Capital Improvement & Cultural Affairs
	Series 1999 A,
	Pre-refunded 02/01/09,
	5.500% 02/01/11	1,000,000	1,087,530
	5.500% 02/01/18	1,500,000	1,631,295
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	712,762

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
NY Environmental Facilities Corp.
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	440,000	483,529
	5.750% 06/15/09	50,000	54,947
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,158,610
	Series 1996 A,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.750% 07/01/11	1,000,000	1,077,820
	Series 1997 C-1,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.250% 07/01/17	2,165,000	2,313,324
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,707,067
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,872,675
NY Thruway Authority
	Series 2000,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,104,100
OH Higher Education Capital Facilities
	Series 2000 B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,102,420
OH Infrastructure Improvement
	Series 1999 A,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,536,523
	Series 2000,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,103,860
OH Water Development Authority
	Water Pollution Control Revenue,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,088,555
OR Department of Transportation
	Highway User Tax Revenue,
	Series 2000,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,233,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(d) 09/01/21	2,210,000	1,085,176
PA School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,116,930
SC Greenville County School District Installment Purchase Revenue
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,155,810
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.125% 01/01/07	335,000	350,273
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th Supplement,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,372,727
WA Port of Seattle Revenue
	Series 1997 A,
	Pre-refunded 10/01/07,
	Insured: FGIC
	6.000% 10/01/08	250,000	268,538
WA Seattle Municipal Light & Power Revenue
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,557,600
WA State
	Series 1990 AT-5,
	Escrowed to Maturity,
	(d) 08/01/07	2,390,000	2,246,696
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,188,520
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,215,220
WI Transportation Revenue
	Series 1998 B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,175,318

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	1,105,000	1,288,331
	Refunded / Escrowed Total		106,120,048
Tobacco – 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.250% 06/01/19	2,500,000	2,589,225
	Tobacco Total		2,589,225
	OTHER TOTAL		121,416,816
OTHER REVENUE – 0.6%
Recreation – 0.6%
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,938,782
	Recreation Total		2,938,782
	OTHER REVENUE TOTAL		2,938,782
RESOURCE RECOVERY – 0.0%
Disposal – 0.0%
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc. Project,
	Series 1994,
	9.000% 09/01/05	15,000	15,027
	Disposal Total		15,027
	RESOURCE RECOVERY TOTAL		15,027
TAX - BACKED – 43.5%
Local Appropriated – 2.5%
AZ University of Arizona Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	500,000	553,595
CA San Bernardino County Certificates of Participation
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,091,480
FL Hillsborough County School Board Certificates of Participation
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,263,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
SC Berkeley County School District Installment Purchase Revenue
	Series 2003,
	5.250% 12/01/18	1,000,000	1,060,890
SC Dorchester County School District No. 2 Installment Purchase Revenue
	Series 2004,
	5.250% 12/01/17	2,000,000	2,147,940
SC Greenville County School District Installment Purchase Revenue
	Series 2005,
	5.500% 12/01/18	5,000,000	5,620,200
	Local Appropriated Total		12,737,365
Local General Obligations – 14.0%
AL Birmingham
	Series 2001 A,
	5.250% 05/01/17	2,000,000	2,194,240
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	567,920
AZ Tempe Union High School District No. 213
	Series 1994,
	Insured: FGIC
	7.000% 07/01/08	500,000	553,325
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(d) 11/01/14	300,000	206,559
CA Los Angeles Unified School District
	Series 2005 A-1,
	Insured: FGIC
	5.500% 07/01/18	5,000,000	5,767,300
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,364,568
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	291,730
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(d) 09/01/20	1,000,000	507,200
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(d) 12/15/12	1,300,000	974,974

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,446,416
IL Chicago
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	500,000	554,305
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(d) 01/01/17	3,650,000	2,204,636
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,720,841
KS Wyandotte County School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	500,000	578,615
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,126,980
LA Orleans Levee District
	Series 1995 A,
	Insured: FSA
	5.950% 11/01/07	2,200,000	2,288,836
MI Berkley City School District
	Series 1995,
	Insured: FGIC
	7.000% 01/01/09	500,000	559,385
MI Detroit City School District
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,201,140
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,135,620
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,900,276
NY New York City
	Series 1996 A,
	6.250% 08/01/09	2,175,000	2,276,833

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Series 1996 F,
	5.750% 02/01/10	5,000	5,143
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,767,450
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,118,500
	Series 2002 G:
	5.750% 08/01/18	1,000,000	1,111,810
	Insured: MBIA
	5.625% 08/01/13	2,500,000	2,798,050
	Series 2005 D,
	5.000% 08/01/13(a)	4,000,000	4,312,880
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,651,056
OH London City School District
	Series 2001,
	Insured: FGIC
	5.500% 12/01/15	375,000	415,043
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	606,715
OH Strongsville
	Series 1996,
	6.000% 12/01/06	345,000	353,973
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,216,454
OR Washington County
	Series 2001,
	5.250% 06/01/07	825,000	859,848
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,872,125
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(d) 12/01/18	1,000,000	557,400
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	918,264
TX Comal Independent School District
	Series 2001,
	Insured: PSFG
	5.500% 02/01/14	1,000,000	1,094,330

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
TX Katy Independent School District
	Series 1992,
	Insured: PSFG
	(d) 08/15/11	1,775,000	1,415,634
TX San Antonio Independent School District
	Series 2001 B,
	Insured: PSFG
	(d) 08/15/11	3,500,000	2,787,750
TX Spring Branch Independent School District
	Series 2001,
	Insured: PSFG
	5.375% 02/01/18	2,785,000	3,018,327
VA Richmond
	Series 2002 A,
	Insured: FSA
	5.250% 07/15/12	1,000,000	1,106,490
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(d) 12/01/16	1,000,000	609,130
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,512,343
	Local General Obligations Total		72,530,414
Special Non - Property Tax – 9.2%
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA
	5.000% 07/01/11	1,500,000	1,629,390
CO Department of Transportation Revenue
	Series 2002 B,
	Insured: MBIA
	5.500% 06/15/14	3,000,000	3,405,810
	5.500% 06/15/15	1,000,000	1,139,050
CT Special Tax Obligation Revenue
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,103,110
DC Washington Convention Center Authority Dedicated Tax Revenue
	Series 1998,
	Insured: AMBAC
	5.250% 10/01/14	5,620,000	5,987,379
FL Department of Environmental Protection Preservation
	Series 2000 A,
	Insured: FGIC
	5.750% 07/01/08	2,900,000	3,117,239

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
FL Tampa Utility Tax & Special Revenue
	Series 2001,
	Insured: AMBAC
	6.000% 10/01/08	1,000,000	1,087,560
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,130,560
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(d) 12/15/17	2,540,000	1,487,475
IL Sales Tax Revenue
	Series 2002 Second,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,134,640
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	Series 2005,
	4.750% 12/01/16(a)	1,000,000	987,010
MA Massachusetts Bay Transportation Authority Revenue
	Series 2000 A,
	5.750% 07/01/14	250,000	275,640
MD Department of Transportation County Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,279,387
MI Trunk Line
	Series 1998 A,
	5.250% 11/01/10	1,500,000	1,634,700
	5.500% 11/01/16	2,000,000	2,297,020
NJ Economic Development Authority
	Series 2004,
	6.375% 06/15/15	4,000,000	4,386,800
NM Dona Ana County Gross Receipts Tax Revenue
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	858,060
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	169,712
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/16	3,000,000	3,384,510
	5.250% 11/15/17	4,000,000	4,519,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,500,000	1,674,195
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,127,220
TX Houston
	Hotel Occupancy Tax & Special Revenue,
	Series 2001 B,
	Insured: AMBAC
	(d) 09/01/17	2,000,000	1,174,780
	Special Non - Property Tax Total		47,990,247
Special Property Tax – 0.8%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	1,000,000	1,038,870
MO Development Finance Board
	Series 2000 A,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,219,400
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Insured: AMBAC
	6.000% 06/15/15	750,000	841,860
	Special Property Tax Total		4,100,130
State Appropriated – 7.3%
AZ Certificates of Participation
	Series 2002 B,
	Insured: FSA
	5.375% 09/01/08	2,000,000	2,133,160
CA Public Works Board Lease Revenue
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,655,880
MI Building Authority
	Series 2003 II,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,079,730
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,125,120
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,903,925

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – (continued)
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,137,870
	Series 1999 A,
	5.625% 06/15/14	2,000,000	2,257,020
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,308,380
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,708,087
NY Dormitory Authority
	Series 1993 A,
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,463,640
	Series 1995 A,
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,430,888
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,746,600
	Insured: FSA
	5.625% 07/01/16	500,000	574,660
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,093,440
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	554,820
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,755,080
WV School Building Authority Revenue
	Series 1997,
	Insured: AMBAC
	5.500% 07/01/11	2,000,000	2,128,100
	State Appropriated Total		38,056,400
State General Obligations – 9.7%
CA State
	Series 2003,
	5.250% 11/01/18	1,000,000	1,085,660
	Series 2004,
	5.000% 04/01/11	2,000,000	2,149,300
	5.000% 02/01/20	750,000	796,395
GA State
	Series 1999 B,
	5.750% 08/01/08	1,000,000	1,078,980
	5.750% 08/01/10	2,000,000	2,230,740

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
HI State
	Series 2000 CU,
	Insured: MBIA
	5.750% 10/01/08	1,815,000	1,959,728
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,364,312
	Series 1994 A,
	7.000% 03/01/07	2,195,000	2,329,707
	Series 1998 A,
	Insured: MBIA
	5.500% 03/01/12	1,290,000	1,436,583
	5.500% 03/01/14	750,000	847,530
	Series 1998 C,
	5.500% 03/01/08	1,000,000	1,059,930
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,990,307
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,732,500
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,429,413
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,100,840
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,421,170
	Series 2003 A,
	5.250% 11/01/14	1,000,000	1,119,400
OH State
	Series 2000 A,
	5.125% 02/01/09	2,495,000	2,655,379
PA State
	Series 2002,
	5.000% 02/01/09	2,000,000	2,121,680
	5.500% 02/01/15	2,500,000	2,852,925
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	3,000,000	3,280,260

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2003 C,
	Insured: MBIA
	5.000% 07/01/28	1,000,000	1,051,520
WA State
	Series 2000 A,
	5.625% 07/01/13	1,000,000	1,094,580
	State General Obligations Total		50,188,839
	TAX - BACKED TOTAL		225,603,395
TRANSPORTATION – 5.5%
Airports – 0.4%
CO Denver City & County Airport Revenue
	Series 1996 A,
	Insured: MBIA
	5.500% 11/15/25	2,000,000	2,074,580
	Airports Total		2,074,580
Ports – 0.5%
WA Port of Seattle Revenue
	Series 2000 A,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,834,108
	Ports Total		2,834,108
Toll Facilities – 3.9%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(d) 09/01/18	1,500,000	839,925
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA
	6.000% 01/01/11	2,125,000	2,391,942
	6.000% 01/01/13	275,000	316,872
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,360,508
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,137,480
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,332,060
	5.500% 02/15/24	1,000,000	1,173,410
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,107,320

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
TX Turnpike Authority
	Central Texas Turnpike System Revenue,
	Series 2002, Second Tier,
	5.000% 06/01/08	7,000,000	7,355,950
	Toll Facilities Total		20,015,467
Transportation – 0.7%
DC District of Columbia Metropolitan Area Transit Authority Gross Revenue
	Series 1993,
	Insured: FGIC
	6.000% 07/01/07	250,000	264,623
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,745,577
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	387,432
	Transportation Total		3,397,632
	TRANSPORTATION TOTAL		28,321,787
UTILITIES – 13.3%
Investor Owned – 1.1%
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1992,
	4.000% 05/15/18	1,000,000	1,010,740
NH Business Finance Authority Pollution Control Revenue
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,649,505
WY Lincoln County Pollution Control Revenue
	Pacificorp,
	Series 1991,
	3.400% 01/01/16	3,075,000	3,028,352
	Investor Owned Total		5,688,597
Joint Power Authority – 2.4%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2002 C,
	5.000% 01/01/12	1,000,000	1,085,580
NC Eastern Municipal Power Agency
	Power System Revenue:
	Series 1993 B,
	6.125% 01/01/09	2,000,000	2,155,820
	Series 1993 C,
	5.500% 01/01/07	415,000	427,338

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Series 1991 A,
	Insured: FGIC
	6.125% 01/01/07	2,015,000	2,100,819
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(d) 09/01/15	250,000	163,237
UT Associated Municipal Power Systems Revenue
	Series 2003 A,
	Insured: FSA
	5.000% 04/01/12	1,250,000	1,354,075
WA Energy Northwest Electric Revenue
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/16	4,675,000	5,157,600
	Joint Power Authority Total		12,444,469
Municipal Electric – 4.7%
CA Department of Water Resources Supply Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 05/01/10	5,000,000	5,425,600
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,853,495
MI Public Power Agency Revenue
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,117,400
MN Northern Municipal Power Agency Electric System Revenue
	Series 1998,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,689,524
OK Grand River Dam Authority Revenue
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,087,630
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,473,400
	Series 2002 KK,
	Insured: FSA
	5.250% 07/01/12	1,000,000	1,111,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,613,250
TX San Antonio Electric & Gas Revenue
	Series 2002,
	5.375% 02/01/14	2,500,000	2,787,150
	Municipal Electric Total		24,159,369
Water & Sewer – 5.1%
AZ Central Arizona Water Conservation District Contract Revenue
	Series 1993 A,
	5.500% 11/01/08	250,000	268,567
AZ Phoenix Civic Improvement Corp. Wastewater System Revenue
	Junior Lien,
	Series 2001,
	Insured: FGIC
	5.250% 07/01/08	1,130,000	1,198,320
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,147,120
DE Economic Development Authority
	General Waterworks Corp.,
	Series 1992 B,
	6.450% 12/01/07	1,165,000	1,246,538
FL Tallahassee Consolidated Utility Revenue
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,186,292
GA Columbus Water & Sewer Revenue
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,073,750
IL Chicago Waterworks Revenue
	Series 1993,
	Insured: FGIC
	6.500% 11/01/09	2,155,000	2,422,651
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,116,013
MA Water Resources Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,137,450
NC Charlotte Water & Sewer System Revenue
	Series 2002 A,
	5.000% 07/01/09	1,000,000	1,066,970

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	824,422
TN Metropolitan Government Nashville & Davidson County Water & Sewer Revenue
	Series 1993,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	3,103,210
TX Houston Water & Sewer System
	Junior Lien,
	Series 1991 C,
	Insured: AMBAC
	(d) 12/01/11	4,000,000	3,153,000
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,212,721
WA Seattle Water System Revenue
	Series 1997,
	5.375% 08/01/09	250,000	265,793
	Water & Sewer Total		26,422,817
	UTILITIES TOTAL		68,715,252
	Total Municipal Bonds (cost of $471,904,733)		502,800,341

		Shares
Investment Company – 0.7%
	Dreyfus Tax-Exempt Cash Management Fund	3,500,667	3,500,667
	Total Investment Company (cost of $3,500,667)		3,500,667

		Par ($)
Short-Term Obligations – 3.6%
VARIABLE RATE DEMAND NOTES(e) – 3.6%
FL Alachua County Health Facilities Authority
	Oak Hammock of The University of Florida,
	Series 2002 A,
	LOC: BNP Paribas
	2.300% 10/01/32	1,080,000	1,080,000
FL Collier County Health Facilities Authority
	Fairview Hospital, Lutheran Hospital,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.320% 01/01/35	500,000	500,000
FL Orange County School Board Certificates of Participation
	Series 2000 B,
	Insured: AMBAC
	2.300% 08/01/25	1,095,000	1,095,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	Series 2002 B,
	Insured: MBIA
	2.300% 08/01/27	725,000	725,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	500,000	500,000
IA Finance Authority Private College Revenue
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.300% 07/01/24	1,000,000	1,000,000
IA Higher Education Loan Authority
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	2.300% 04/01/33	1,500,000	1,500,000
IA Hills Healthcare Revenue
	Mercy Hospital Project,
	Series 2002,
	LOC: U.S. Bank N.A.
	2.300% 08/01/32	900,000	900,000
IN Educational Facilities Authority
	DePauw University Project:
	Series 2002,
	LOC: Northern Trust Co.
	2.300% 07/01/32	1,300,000	1,300,000
	Series 2003,
	LOC: Northern Trust Co.
	2.300% 07/01/18	700,000	700,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	2.350% 10/01/32	600,000	600,000
	Great Lakes Christian Homes, Golden Years Homestead, Inc.,
	Series 2002 A,
	LOC: Wells Fargo Bank N.A.
	2.350% 06/01/25	500,000	500,000
MI Northern Michigan University Revenues
	Series 2001,
	Insured: FGIC
	2.300% 06/01/31	400,000	400,000
MN Higher Education Facilities Authority
	Saint Olaf College,
	Series 2000 5-H,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/30	600,000	600,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/32	1,000,000	1,000,000
	Series 2002 5-M2,
	LOC: Harris Trust & Savings Bank
	2.300% 10/01/20	1,500,000	1,500,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A. Project, Inc.,
	Series 1993,
	2.300% 06/01/23	800,000	800,000
NE Educational Finance Authority
	Creighton University,
	Series 2003,
	Insured: AMBAC
	2.300% 03/01/33	1,700,000	1,700,000
TX Bell County Health Facility Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	Insured: MBIA
	2.330% 08/15/29	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1992,
	2.300% 12/01/22	1,300,000	1,300,000
	Series 1997,
	2.300% 04/01/10	1,000,000	1,000,000
	VARIABLE RATE DEMAND NOTES TOTAL		18,800,000
	Total Short-Term Obligations (cost of $18,800,000)		18,800,000

	Total Investments – 101.3% (cost of $494,205,400)(f)(g)		525,101,008

	Other Assets & Liabilities, Net – (1.3)%		(6,496,157)

	Net Assets – 100.0%		518,604,851

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	A portion of this security with a market value of $524,755 is pledged as collateral for open futures contracts.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(f)	Cost for federal income tax purposes is $494,081,597.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$31,340,582	$(321,171)	$31,019,411

As of July 31, 2005, the Fund held the following open short futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	252	$27,968,063	$28,554,559	Sep-2005	$586,496

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
XLC	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.8%
EDUCATION – 18.9%
Education – 17.0%
MA Health & Education Facilities Authority
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	1,000,000	1,179,040
MA State College Building Authority Project Revenue
	Series A,
	Insured: MBIA
	5.000% 05/01/14	750,000	820,958
	5.000% 05/01/16	530,000	574,085
MA State Development Finance Agency
	Clark University,
	5.250% 07/01/16	1,445,000	1,513,291
	Hampshire College,
	5.150% 10/01/14	200,000	211,116
	Mount Holyoke College,
	5.500% 07/01/13	1,355,000	1,496,869
	Pharmacy & Allied Health Sciences,
	Series C,
	6.375% 07/01/23	1,000,000	1,112,400
	Western New England College,
	5.875% 12/01/22	600,000	638,340
MA State Health & Educational Facilities Authority
	Boston College,
	Series N,
	5.250% 06/01/15	1,000,000	1,089,880
	Brandeis University,
	Series I,
	Insured: MBIA
	5.250% 10/01/12	1,900,000	2,030,131
	5.250% 10/01/14	1,500,000	1,602,735
	Series J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,075,800
	Harvard University,
	Series AA,
	5.500% 01/15/09	1,980,000	2,136,004
	Series DD,
	5.000% 07/15/35	4,500,000	4,690,440
	Series P,
	5.375% 11/01/32	1,000,000	1,025,210
	5.625% 11/01/26	1,000,000	1,026,060
	Series Z,
	5.500% 01/15/11	1,000,000	1,107,950
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.375% 07/01/17	2,275,000	2,613,543

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Series K,
	5.250% 07/01/12	1,000,000	1,108,670
	Series L,
	5.000% 07/01/11	735,000	799,636
	Series M,
	5.250% 07/01/16	500,000	566,695
	5.250% 07/01/19	610,000	697,803
	Northeastern University,
	Series G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,244,821
	Simmons College,
	Series C,
	Insured: MBIA
	5.000% 10/01/14	1,000,000	1,060,710
	Series F,
	Insured: FGIC
	5.000% 10/01/15	1,015,000	1,101,742
	5.000% 10/01/17	510,000	550,565
	Tufts University,
	Series I,
	5.500% 02/15/36	2,000,000	2,177,880
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,718,025
	University of Massachusetts,
	Series C,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,622,869
	Wellesley College,
	5.000% 07/01/15	610,000	661,094
	Williams College,
	Series F,
	5.500% 07/01/26	1,750,000	1,803,077
	Series H,
	5.000% 07/01/16	1,740,000	1,884,681
MA State Industrial Finance Agency
	Tufts University,
	Series H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	2,054,431
	Wentworth Institute of Technology,
	5.650% 10/01/18	1,200,000	1,260,468
	Worcester Polytechnic Institute,
	Insured: MBIA
	5.125% 09/01/17	1,550,000	1,638,892
	Series 2,
	Insured: MBIA
	5.250% 09/01/14	1,300,000	1,380,925

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
MA University of Massachusetts Building Authority Revenue
	Series 04-1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	552,575
	Series 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,584,480
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Inter-American University,
	Series A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,176,820
	Education Total		54,590,711
Prep School – 1.9%
MA State Development Finance Agency
	Belmont Hill School,
	5.000% 09/01/31	1,000,000	1,038,290
	Deerfield Academy,
	Series A,
	5.000% 10/01/12	345,000	377,671
	5.000% 10/01/16	420,000	456,452
MA State Industrial Finance Agency Development Finance Agency
	Milton Academy,
	Series A,
	5.000% 09/01/19	500,000	537,205
MA State Industrial Finance Agency
	Belmont Hill School,
	5.625% 09/01/20	1,250,000	1,307,975
	Concord Academy,
	5.500% 09/01/27	1,000,000	1,052,280
	Trustees Deerfield Academy,
	5.000% 10/01/23	1,210,000	1,269,762
	Prep School Total		6,039,635
	EDUCATION TOTAL		60,630,346
HEALTH CARE – 8.5%
Health Services – 0.4%
MA State Health & Educational Facilities Authority
	Partners HealthCare Systems, Inc.
	Series E,
	5.000% 07/01/15	1,140,000	1,219,116
	Health Services Total		1,219,116

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 8.1%
MA Boston Special Obligation
	Boston City Hospital,
	Series A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,387,350
MA State Health & Educational Facilities Authority
	Baystate Medical Center,
	Series F,
	5.750% 07/01/13	890,000	976,570
	Boston Medical Center,
	Series A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,643,750
	Partners Healthcare Systems,
	Series 1997 A,
	Insured : MBIA
	5.375% 07/01/17	3,900,000	4,088,643
	Series A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,612,775
	Series B,
	5.250% 07/01/10	4,670,000	5,011,284
	Series C,
	5.750% 07/01/21	750,000	831,203
	Series F
	5.000% 07/01/17	2,000,000	2,152,220
	South Shore Hospital,
	Series E,
	Insured: MBIA
	5.500% 07/01/13	325,000	325,705
	University of Massachusetts,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,130,340
	Hospitals Total		26,159,840
	HEALTH CARE TOTAL		27,378,956
HOUSING – 0.6%
Multi-Family – 0.5%
MA State Housing Finance Authority
	Multi-Family Housing,
	Series A,
	Insured: MBIA
	6.100% 07/01/15	1,460,000	1,484,017
	Multi-Family Total		1,484,017

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 0.1%
MA State Housing Finance Authority
	Single Family,
	Series 77,
	Insured: MBIA
	5.850% 12/01/08	295,000	299,685
	Single-Family Total		299,685
	HOUSING TOTAL		1,783,702
OTHER – 17.7%
Other – 0.3%
MA State Development Finance Agency
	Combined Jewish Philanthropies,
	Series A,
	5.250% 02/01/22	1,000,000	1,088,470
	Other Total		1,088,470
Pool / Bond Bank – 2.4%
MA State Water Pollution Abatement Test
	Pooled Loan Program,
	Series 5,
	5.750% 08/01/16	95,000	104,650
	Series 7,
	5.250% 02/01/10	2,000,000	2,165,080
	5.250% 02/01/13	750,000	819,218
	Series 8,
	5.000% 08/01/11	1,000,000	1,084,730
	Series A,
	5.400% 08/01/11	25,000	25,554
	Series 10,
	5.000% 08/01/12	1,750,000	1,907,867
MA Water Resources Authority Program
	Series A,
	5.000% 08/01/09	1,350,000	1,441,193
	Pool / Bond Bank Total		7,548,292
Refunded / Escrowed(a) – 14.8%
MA Massachusetts Bay Transportation Authority Revenue
	General Transportation Systems,
	Series B,
	Pre-refunded 03/01/09,
	5.125% 03/01/11	1,000,000	1,070,050
	Special Assessment,
	Series A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	1,016,931

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	915,000	1,016,931
MA Route 3 North Transportation
	Improvement Municipal Securities Association Lease Revenue
	Pre-refunded 06/15/10,
	Insured: MBIA,
	5.750% 06/15/18	1,000,000	1,110,790
	5.375% 06/15/33	2,500,000	2,735,050
MA Sandwich
	GO,
	Pre-refunded 08/15/10
	5.750% 08/15/11	1,050,000	1,178,310
MA Springfield
	Municipal Purpose Loan, GO,
	Insured: FSA
	Pre-refunded 11/15/08,
	5.000% 11/15/18	1,000,000	1,058,050
	Pre-refunded 10/01/09
	6.000% 10/01/16	1,000,000	1,116,420
MA State College Building Authority Project Revenue
	Series A,
	Escrowed to Maturity,
	Insured: MBIA
	05/01/28(b)	4,000,000	1,417,880
MA State Consolidated Loan
	Series A, GO,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,926,490
	Series B, GO,
	Pre-refunded 04/01/08,
	Insured: MBIA
	5.000% 04/01/14	3,000,000	3,174,990
	Pre-refunded 05/01/09,
	5.250% 05/01/12	1,000,000	1,079,090
	5.250% 05/01/14	1,000,000	1,079,090
	Series C, GO,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,295,140
MA State Development Finance Agency
	Higher Education, Smith College,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,239,840

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
MA State Health & Educational Facilities Authority
	Amherst College,
	Series G,
	Pre-refunded 11/01/08
	5.375% 11/01/20	2,000,000	2,118,760
	University of Massachusetts,
	Series A,
	Pre-refunded 10/01/10
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,127,370
MA State Industrial Finance Agency
	Phillips Academy,
	Pre-refunded 09/01/08,
	5.375% 09/01/23	2,000,000	2,173,520
MA State Port Authority
	Escrowed to Maturity,
	5.625% 07/01/12	425,000	461,801
MA State Special Obligation & Revenue
	Consolidated Loan,
	Series A,
	Pre-refunded 06/01/12
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,238,805
MA State Turnpike Authority
	Series A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	268,957
MA State Water Pollution Abatement Revenue
	Series A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	1,050,697
	Pooled Loan Program,
	Series 5,
	Pre-refunded 08/01/09,
	5.750% 08/01/16	1,905,000	2,097,214
	Series 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	272,240
	Series A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	248,744
MA State
	Series B, GO,
	Escrowed to Maturity,
	6.500% 08/01/08	5,315,000	5,805,893
MA University of Massachusetts Building Authority Revenue
	Series 2003 1,
	Pre-refunded 11/01/13
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,228,780
MA Worcester Municipal Purpose Loan
	Series B, GO,
	Pre-refunded 11/01/08,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
	Insured: MBIA
	5.250% 11/01/14	1,875,000	2,018,569
	Refunded / Escrowed Total		47,626,402
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	5.000% 05/15/09	500,000	524,395
	Tobacco Total		524,395
	OTHER TOTAL		56,787,559
TAX - BACKED – 39.3%
Local General Obligations – 17.8%
MA Bellingham
	GO,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,762,980
MA Boston Metropolitan District
	Series A, GO,
	5.250% 12/01/14	2,010,000	2,214,497
MA Boston
	Series A, GO,
	5.000% 01/01/14	1,000,000	1,100,150
	Series B, GO,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,539,640
MA Brockton
	GO,
	Insured: MBIA
	5.125% 04/01/15	1,500,000	1,586,310
MA Brookline
	GO,
	5.750% 04/01/14	1,905,000	2,114,207
MA Cambridge
	Municipal Purpose Loan, GO,
	4.750% 12/15/08	1,060,000	1,120,600
MA Dracut
	GO,
	Insured: AMBAC
	5.000% 05/15/17	1,015,000	1,104,016
MA Everett
	GO,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,310,923
MA Falmouth
	GO,
	5.000% 02/01/11	1,450,000	1,571,278

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Franklin
	GO,
	Insured: MBIA
	5.000% 11/15/12	1,130,000	1,232,762
MA Gloucester
	GO,
	Insured: FGIC
	5.100% 08/01/14	1,105,000	1,159,609
MA Greater Lawrence Vocational Technical High School District
	GO,
	Insured: FSA
	5.000% 03/15/11	1,045,000	1,132,059
	5.000% 03/15/12	1,140,000	1,243,706
MA Groton-Dunstable Regional School District
	GO,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,345,378
MA Haverhill
	GO,
	Insured: FGIC
	5.300% 06/15/12	1,500,000	1,574,805
MA Holden
	Municipal Purpose Loan, GO,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,640,553
MA Hopedale
	GO,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,096,100
MA Lowell
	GO,
	Insured: AMBAC
	5.000% 08/01/10	1,000,000	1,076,650
	5.000% 02/01/13	1,215,000	1,322,139
MA Medford
	GO,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,906,226
MA Nantucket
	GO,
	Insured: MBIA
	5.250% 07/15/10	2,250,000	2,363,692
MA Norwell
	GO,
	5.000% 02/15/16	540,000	595,231
MA Pioneer Valley Regional School District
	GO,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,093,060

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Pittsfield
	GO,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,081,990
MA Plymouth
	GO,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,865,553
MA Springfield
	Municipal Purpose loan, GO,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,654,470
MA Westborough
	GO,
	5.000% 11/15/16	1,000,000	1,085,370
MA Westfield
	GO,
	Insured: MBIA
	5.000% 09/01/18	500,000	540,465
MA Wilmington
	GO,
	5.000% 06/15/08	3,125,000	3,298,094
MA Worcester
	GO,
	Series A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,136,072
	Series G,
	Insured: MBIA
	5.300% 07/01/15	1,000,000	1,031,770
PR Commonwealth of Puerto Rico Municipal Finance Agency
	GO,
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,089,360
	Series A,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,060,980
	Local General Obligations Total		57,050,695
Special Non-Property Tax – 9.7%
MA Massachusetts Bay Transportation Authority
	Sales Tax Revenue,
	Series A,
	5.000% 07/01/11	1,000,000	1,082,360
	5.250% 07/01/11	5,000,000	5,478,200
	5.250% 07/01/17	1,000,000	1,124,660

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2000 A,
	5.750% 07/01/14	85,000	93,718
	Series 2003 A,
	5.250% 07/01/19	625,000	706,331
	Series B,
	5.250% 07/01/19	2,500,000	2,825,325
	Series C,
	5.250% 07/01/16	1,500,000	1,684,335
	5.250% 07/01/18	1,000,000	1,126,220
	Special Tax Obligation,
	Series A,
	5.750% 07/01/18	85,000	93,374
MA Boston Special Obligation
	Convention Center,
	Series A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,596,825
MA State Special Obligation & Revenue
	Consolidated Loan,
	Series A,
	5.500% 06/01/13	1,000,000	1,123,990
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,612,770
	Crossover Refunding Consolidated Loan,
	Series A
	5.500% 06/01/21	5,000,000	5,822,050
	Series A,
	Insured: FGIC
	5.250% 01/01/19	750,000	844,950
PR Commonwealth of Puerto Rico Highway & Transportation
	Insured: MBIA
	5.250% 07/01/13	2,675,000	2,856,552
	Series AA,
	Insured: FGIC
	5.000% 07/01/10	1,000,000	1,081,350
PR Commonwealth of Puerto Rico Public Buildings Authority Revenue
	Series J,
	Insured: AMBAC
	5.000% 07/01/36(c)	2,000,000	2,170,160
	Special Non - Property Tax Total		31,323,170
State Appropriated – 2.7%
MA Route 3 North Transportation
	Improvement Associates Lease Revenue,
	Insured: MBIA
	5.750% 06/15/15	2,000,000	2,201,040
	5.750% 06/15/13	1,000,000	1,101,840
	5.750% 06/15/14	2,000,000	2,203,680

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
MA State Development Finance Agency
	Visual & Performing Arts Project,
	5.750% 08/01/13	1,030,000	1,163,344
	6.000% 08/01/17	540,000	621,551
	6.000% 08/01/21	1,200,000	1,399,284
	State Appropriated Total		8,690,739
State General Obligations – 9.1%
MA State
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,793,300
	Refunding,
	Series C
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,402,352
	Series 1997 A,
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,187,160
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,732,500
	Series A,
	5.000% 11/01/13	5,000,000	5,178,900
	Series B,
	5.250% 08/01/20	3,000,000	3,387,390
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	500,000	546,710
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Insured: MBIA
	6.000% 07/01/09	500,000	553,150
	Series 2004 A,
	5.000% 07/01/30	1,400,000	1,484,742
	State General Obligations Total		29,266,204
	TAX-BACKED TOTAL		126,330,808
TRANSPORTATION – 6.3%
Airports – 1.5%
MA State Port Authority Revenue
	Series C
	Insured: AMBAC
	5.000% 07/01/15	1,500,000	1,639,800

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
MA State Port Authority	Series A,
	Insured: MBIA
	5.000% 07/01/16	3,000,000	3,249,450
	Airports Total		4,889,250
Toll Facilities – 1.4%
MA State Turnpike Authority
	Metropolitan Highway Systems Revenue,
	Series A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,538,790
	5.125% 01/01/09	1,000,000	1,062,570
	Insured: MBIA
	5.000% 01/01/37	2,000,000	2,051,980
	Toll Facilities Total		4,653,340
Transportation – 3.4%
MA State Federal Highway Capital Appreciation
	Series A,
	06/15/15(b)	4,000,000	2,642,840
MA State Federal Highway Grant Anticipation Notes
	Series A,
	5.250% 06/15/08	2,700,000	2,855,790
	5.250% 12/15/11	1,000,000	1,070,160
	5.500% 06/15/14	1,000,000	1,078,090
	5.750% 06/15/09	1,000,000	1,089,400
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series B,
	5.000% 03/01/18	1,900,000	2,056,313
	Transportation Total		10,792,593
	TRANSPORTATION TOTAL		20,335,183
UTILITIES – 6.5%
Joint Power Authority – 0.8%
MA Municipal Wholesale
	Electric Co. Power Supply System, Nuclear Project 3,
	Series A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,696,175
	Joint Power Authority Total		2,696,175
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Insured: MBIA
	6.000% 07/01/12 (e)	1,000,000	1,157,800
	Municipal Electric Total		1,157,800
Water & Sewer – 5.3%
MA Boston Water & Sewer Commission
	Series A,
	Insured: FGIC
	5.125% 11/01/15	1,320,000	1,403,899
MA State Water Resource Authority
	Series C,
	6.000% 12/01/11	2,000,000	2,253,720
	Series D,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,099,050
	Series J,
	Insured: FSA
	5.250% 08/01/15	3,000,000	3,355,800
	5.250% 08/01/14	2,870,000	3,200,395
	5.250% 08/01/18	1,000,000	1,126,880
	Refunding General
	Series 2005 A
	Insured: MBIA
	5.250% 08/01/17	3,000,000	3,376,110
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,325,129
	Water & Sewer Total		17,140,983
	UTILITIES TOTAL		20,994,958
	Total Municipal Bonds (cost of $301,319,432)		314,241,512

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	7,572	7,572
	Total Investment Company (cost of $7,572)		7,572

Par ($)
Short-Term Obligation – 1.4%
VARIABLE RATE DEMAND NOTES(d) – 1.4%
FL Orange County School Board Certificates of Participation
Series 2002 B,
Insured: MBIA
	2.300% 08/01/27	300,000	300,000

14

		Par ($)	Value ($)
Short-Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
IA Higher Education Loan Authority Revenue
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	2.300% 04/01/33	100,000	100,000
IA Hills Healthcare Revenue
	Mercy Hospital Project,
	Series 2002,
	LOC: U.S. Bank N.A.
	2.300% 08/01/32	100,000	100,000
IN Educational Facilities Authority Revenue
	DePauw University Project,
	Series 2003,
	2.300% 07/01/18	300,000	300,000
	Series 2002,
	2.300% 07/01/32	400,000	400,000
KY Shelby County Lease Revenue
	Series 2004 A,
	LOC: U.S. Bank N.A.
	2.330% 09/01/34	400,000	400,000
MA State Health & Educational Facilities Authority Revenue
	Capital Assets Program,
	Series 1985 D,
	Insured: MBIA
	2.270% 01/01/35	1,600,000	1,600,000
MA State Water Resources Authority
	Series 2002 D,
	LOC: Landesbank Baden-Wurttemberg
	2.300% 08/01/17	400,000	400,000
MN Brooklyn Center Revenue
	BCC Associates LLC,
	Series 2001,
	LOC: U.S Bank N.A.,
	2.350% 12/01/14	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A Project, Inc.,
	Series 1992,
	2.300% 12/01/16	100,000	100,000
NY New York City
	SubSeries 1993 A-7,
	LOC: Morgan Guaranty Trust
	2.260% 08/01/20	100,000	100,000
SD State Health & Educational Facilities Authority Revenue
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA
	2.300% 09/01/27	200,000	200,000

15

		Par ($)	Value ($)
Short-Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
WY Uinta County Pollution Control Revenue
	Chevron U.S.A Project, Inc.,
	Series 1993,
	2.300% 08/15/20	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		4,500,000
	Total Short-Term Obligation (cost of $4,500,000)		4,500,000

	Total Investments – 99.2% (cost of $305,827,004)(f)(g)		318,749,084

	Other Assets & Liabilities, Net – 0.8%		2,570,825

	Net Assets – 100.0%		321,319,909

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2005.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

16

(e)	A portion of this security with a market value of $1,157,800 is pledged as collateral for open futures contracts.

(f)	Cost for federal income tax purposes is $305,827,004.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$13,516,842	$(530,735)	$12,986,107

As of July 31, 2005, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	86	$9,544,656	$9,608,683	Sep-2005	$64,027

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.

17

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.3%
EDUCATION – 18.7%
Education – 14.8%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,283,987
	University of Massachusetts Building Authority,
	Series 2003 1,
	Insured: AMBAC
	5.250% 11/01/14	1,155,000	1,277,569
MA Development Finance Agency
	Boston University, Series 1999 P,
	6.000% 05/15/59	1,000,000	1,211,400
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,058,570
	Holy Cross,
	Series 2002,
	5.250% 09/01/32	2,000,000	2,309,260
	Western New England College,
	Series 2002,
	5.875% 12/01/22	905,000	962,830
MA Health & Educational Facilities Authority
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,331,177
	Series 2005 A,
	5.000% 07/15/36	2,500,000	2,658,675
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.375% 07/01/17	4,250,000	4,882,442
	5.500% 07/01/32	1,500,000	1,807,110
	Series 2002 L,
	5.000% 07/01/18	2,500,000	2,779,675
	Tufts University:
	Series 2002 J,
	5.500% 08/15/16	1,250,000	1,431,688
	5.500% 08/15/18	1,000,000	1,151,280
	University of Massachusetts,
	Series 2002 C,
	Insured: MBIA
	5.500% 10/01/16	500,000	557,215
	Wellesley College,
	Series 2003,
	5.000% 07/01/21	1,000,000	1,065,770
	Education Total		28,768,648

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 3.2
MA Development Finance Agency,
	Deerfield Academy,
	Series 2003 A,
	5.000% 10/01/15	805,000	875,429
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,019,280
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	1,002,120
	Concord Academy,
	Series 1997,
	5.500% 09/01/27	1,250,000	1,315,350
	St. John’s High School, Series 1998,
	5.700% 06/01/18	1,000,000	1,040,010
	Tabor Academy, Series 1998,
	5.400% 12/01/18	1,000,000	1,034,750
	Prep School Total		6,286,939
Student Loan – 0.7%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,393,627
	Student Loan Total		1,393,627
	EDUCATION TOTAL		36,449,214
HEALTH CARE – 12.8%
Continuing Care Retirement – 1.0%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	968,867
MA Development Finance Agency
	Loomis Communities Project,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,075,170
	Continuing Care Retirement Total		2,044,037
Health Services – 0.8%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,450,000	1,500,721
	Health Services Total		1,500,721

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 8.1%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000 C,
	6.250% 08/01/20	1,000,000	1,089,410
MA Health & Educational Facilities Authority
	Berkshire Health System,
	Series 1994 C,
	6.000% 10/01/20	1,000,000	1,012,340
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	1,000,000	1,072,120
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,649,910
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	500,000	533,630
	South Shore Hospital,
	Series 1999 F,
	5.625% 07/01/19	2,015,000	2,112,888
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A2:
	(a) 08/01/08	2,000,000	1,798,900
	(a) 08/01/10	8,000,000	6,604,320
		Hospitals Total	15,873,518

Intermediate Care Facilities – 0.9%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	756,383
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	925,000	905,510
	Intermediate Care Facilities Total		1,661,893
Nursing Homes – 2.0%
MA Development Finance Agency
	American Health Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27	1,328,000	730,068

	Series 2000 B,
	10.250% 06/01/27(b) (c)	417,373	62,606
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	905,000	982,251
	GF/Massachusetts, Inc.,
	Series 1994 A,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	8.300% 07/01/23	2,135,000	2,148,856
	Nursing Homes Total		3,923,781
	HEALTH CARE TOTAL		25,003,950

HOUSING – 1.1%

Multi-Family – 0.8%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Inusred: FSA
	5.250% 07/01/25	1,500,000	1,549,980
	Multi-Family Total		1,549,980
Single - Family – 0.3%
MA Housing Finance Agency
	Series 1997 57, AMT,
	Insured: AMBAC
	5.600% 06/01/30	535,000	546,288
	Single - Family Total		546,288
	HOUSING TOTAL		2,096,268
OTHER – 16.7%
Other – 1.3%
MA Development Finance Agency
	WGBH Educational Foundation,
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,483,540
	Other Total		2,483,540
Pool / Bond Bank – 2.2%
MA Water Pollution Abatement Trust
	New Bedford Project,
	Series 1996 A,
	6.000% 02/01/06	220,000	223,595
	Pool Program:
	Series 2003 9,
	5.500% 08/01/15	1,000,000	1,142,820
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,928,303
	Unrefunded,
	Series 2002 8,
	5.000% 08/01/17	20,000	21,458
	Pool / Bond Bank Total		4,316,176
Refunded / Escrowed(d) – 13.2%
MA College Building Authority
	Series 1999 A:
	Escrowed to Maturity,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(d) – (continued)
	Pre-refunded,
	Insured: MBIA
	(a) 05/01/18	7,760,000	4,504,447
	Pre-refunded,
	Series 1999 A,
	Insured: MBIA
	(a) 05/01/23	6,000,000	2,727,420
MA Development Finance Agency
	College of Pharmacy & Allied Health Services,
	Series 1999 B,
	Pre-refunded 01/01/10
	6.625% 07/01/20	765,000	877,845
MA Health & Educational Facilities Authority
	University of Massachusetts,
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.850% 10/01/20	2,000,000	2,252,380
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	1,000,000	1,147,520
MA Massachusetts Bay Transportation Authority
	Series 2002 A,
	Pre-refunded 07/01/12,
	5.250% 07/01/21	1,000,000	1,096,420
MA State GO
	Series 1990 B,
	Escrowed to Maturity,
	Insured: FGIC
	7.000% 07/01/09	1,385,000	1,529,982
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured: FSA
	5.250% 01/01/20	2,000,000	2,198,180
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,658,700
MA Water Pollution Abatement Trust
	MWRA Program:
	Series 2001 7,
	Pre-refunded, 08/01/11,
	5.250% 02/01/14	515,000	560,814
	Series 2002 8,
	Pre-refunded, 08/01/12,
	5.000% 08/01/17	980,000	1,060,311
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(d) – (continued)
	6.000% 08/01/26	50,000	62,640
	Refunded / Escrowed Total		25,676,659
	OTHER TOTAL		32,476,375
OTHER REVENUE – 1.0%
Hotels – 1.0%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	2,000,000	2,007,380
	Hotels Total		2,007,380
	OTHER REVENUE TOTAL		2,007,380
RESOURCE RECOVERY – 1.0%
Disposal – 0.2%
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1994,
	9.000% 09/01/05	365,000	365,661
	Disposal Total		365,661
Resource Recovery – 0.8%
MA Development Finance Agency
	Ogden Haverhill Project, AMT,
	Series 1998 B,
	5.500% 12/01/19	1,000,000	1,022,590
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.600% 12/01/19	500,000	513,140
	Resource Recovery Total		1,535,730
	RESOURCE RECOVERY TOTAL		1,901,391
TAX – BACKED – 19.2%
Local General Obligations – 4.0%
MA Belchertown
	Series 2002,
	Insured: MBIA
	5.000% 01/15/14	1,665,000	1,810,771
MA New Bedford
	Series 2001,
	Insured: FGIC
	5.500% 05/01/16	2,955,000	3,284,689

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,566,017
MA Springfield
	Series 2001,
	Insured: FGIC
	5.500% 08/01/15	1,000,000	1,115,600
	Local General Obligations Total		7,777,077
Special Non - Property Tax – 2.6%
MA Massachusetts Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,703,985
PR Commonwealth of Puerto Rico Highway & Transportation Authority Revenue
	Series 2002 E:
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,292,660
	5.500% 07/01/18	1,000,000	1,160,060
	Special Non - Property Tax Total		5,156,705
State Appropriated – 1.0%
MA Massachusetts Bay Transportation Authority
	Series 1988,
	7.750% 01/15/06	50,000	51,065
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/15	1,000,000	1,140,750
	Series 2002 E,
	6.000% 08/01/26	550,000	660,500
	State Appropriated Total		1,852,315
State General Obligations – 11.6%
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,921,125
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,395,500
	Series 1994 A,
	7.000% 03/01/10	3,000,000	3,451,050
	Insured: FGIC
	7.000% 03/01/11	2,000,000	2,350,240
	7.000% 03/01/14	1,250,000	1,543,113

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
MA State GO
	Consolidated Loan,
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,137,470
	Series 2003 D,:
	Insured: AMBAC
	5.500% 10/01/19	450,000	521,397
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,131,920
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	558,180
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/19	2,190,000	2,517,602
PR Commonwealth of Puerto Rico
	Series 1998,
	5.250% 07/01/18	1,000,000	1,102,800
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	2,013,865
	State General Obligations Total		22,644,262
	TAX - BACKED TOTAL		37,430,359
TRANSPORTATION – 9.6%
Air Transportation – 2.4%
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC
	5.500% 01/01/15	1,985,000	2,111,842
	5.500% 01/01/16	1,000,000	1,061,410
	US Airways, Inc.,
	Series 1999, AMT,
	Insured: MBIA
	6.000% 09/01/21	1,500,000	1,574,400
	Air Transportation Total		4,747,652
Airports – 2.5%
MA Port Authority
	Series 1999, AMT, IFRN,
	Insured: FGIC

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	9.008% 01/01/21 (e)	2,500,000	2,958,525
	Series 1999, IFRN,
	Insured: FGIC
	8.520% 07/01/29 (e)	1,500,000	1,818,270
	Airports Total		4,776,795
Toll Facilities – 2.6%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(a) 01/01/20	2,000,000	1,054,160
	Series 1999 A,
	Insured: AMBAC
	4.750% 01/01/34	4,000,000	4,031,600
	Toll Facilities Total		5,085,760
Transportation – 2.1%
MA State Federal Highway
	Grant Anticipation Notes,
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/12	1,500,000	1,661,400
MA State GO
	Series 1998 B,
	Insured: MBIA
	(a) 06/15/12	3,145,000	2,413,567
	Transportation Total		4,074,967
	TRANSPORTATION TOTAL		18,685,174
UTILITIES – 17.2%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	645,000	699,057
	Independent Power Producers Total		699,057
Joint Power Authority – 1.8%
MA Municipal Wholesale Electric Co.
	Nuclear Project 3-A,
	Series 2001,
	Insured: MBIA
	5.250% 07/01/13	1,180,000	1,292,631
	Power Supply System, Project 6-A,
	Series 2001,
	Insured: MBIA
	5.250% 07/01/14	2,000,000	2,188,680
	Joint Power Authority Total		3,481,311
Municipal Electric – 1.3%
MA Development Finance Agency

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,067,980
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,550,101
	Municipal Electric Total		2,618,081
Water & Sewer – 13.7%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,115,080
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,345,935
MA Water Resources Authority
	Series 1992 A
	6.500% 07/15/19	5,100,000	6,154,374
	Series 1993 C:
	5.250% 12/01/15	2,750,000	3,052,198
	Insured: AMBAC
	5.250% 12/01/15	1,000,000	1,113,090
	Series 1995 B,
	Insured: MBIA
	6.250% 12/01/13	5,000,000	5,913,300
	Series 2002 J:
	Insured: FSA
	5.250% 08/01/19	1,000,000	1,130,750
	5.500% 08/01/21	2,500,000	2,914,250
	Water & Sewer Total		26,738,977
	UTILITIES TOTAL		33,537,426

	Total Municipal Bonds (cost of $174,495,302)		189,587,537

		Shares
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund	1	1

	Total Investment Company (cost of $1)		1
Short-Term Obligations – 3.2%
VARIABLE RATE DEMAND NOTES(f) – 3.2%
IA Finance Authority Private College Revenue
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.300% 07/01/24	1,100,000	1,100,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
IN Educational Facilities Authority
	DePaul University Project,
	Series 2003,
	LOC: Northern Trust Company
	2.300% 07/01/18	600,000	600,000
KY Shelby County Lease Revenue
	Series 2004 A,
	LOC: U.S. Bank N.A.
	2.330% 09/01/34	200,000	200,000
MA Health & Educational Facilities Authority Revenue
	Capial Assets Program,
	Series 1985 D,
	Insured: MBIA,
	2.270% 01/01/35	1,000,000	1,000,000
MA Water Resources Authority
	Multi-Modal:
	Sub-Series 2002 C,
	2.350% 08/01/20	400,000	400,000
	Series 2002 D,
	2.300% 08/01/17	1,000,000	1,000,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A. Project, Inc.,
	Series 1992,
	2.300% 12/01/16	1,100,000	1,100,000
WY Uinta County
	Series 1993,
	2.300% 08/15/20	900,000	900,000
	VARIABLE RATE DEMAND NOTES TOTAL		6,300,000

	Total Short-Term Obligation (cost of $6,300,000)		6,300,000

11

Value ($)
Total Investments – 100.5% (cost of $180,795,303)(g)(h)	195,887,538

Other Assets & Liabilities, Net – (0.5)%	(993,206)

Net Assets – 100.0%	194,894,332

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At July 31, 2005, the value of these securities amounted to $62,606, which represents 0.03% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	The interest rate shown on floating rate or variable rate securities reflect the rate at July 31, 2005.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(g)	Cost for federal income tax purposes is $180,479,295.

(h)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,325,407	$(917,164)	$15,408,243

12

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

13

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 99.2%
EDUCATION – 4.7%
Education – 4.7%
NJ Educational Facilities Authority
	Drew University,
	Series C,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,134,580
	Rutgers State University,
	Series U, GO,
	5.000% 05/01/14	500,000	526,935
	Seton Hall University Project,
	Series A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	217,120
	Stevens Institute of Technology,
	Series C,
	5.000% 07/01/10	1,120,000	1,187,010
	Series I,
	5.000% 07/01/09	200,000	209,610
	William Patterson University,
	Series A,
	Insured: FGIC
	5.375% 07/01/21	500,000	537,825
	Education Total		3,813,080
	EDUCATION TOTAL		3,813,080
HEALTH CARE – 4.4%
Continuing Care Retirement – 0.5%
NJ Economic Development Authority
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	400,000	422,280
	Continuing Care Retirement Total		422,280
Hospitals – 3.9%
NJ Economic Development Authority
	Hillcrest Health Service Systems Project,
	Insured: AMBAC
	5.000% 01/01/07	300,000	308,667
	Lease Revenue,
	International Center for Public Health Project,
	Insured: AMBAC
	5.500% 06/01/09	315,000	340,843
NJ Health Care Facilities
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	537,795
	Hackensack University Medical Center:
	5.700% 01/01/11	500,000	537,475
	5.875% 01/01/15	500,000	533,655

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series A,
	Insured: MBIA
	5.000% 01/01/18	500,000	515,505
	Medical Center at Princeton,
	Insured: AMBAC
	5.125% 07/01/18	300,000	311,883
	Hospitals Total		3,085,823
	HEALTH CARE TOTAL		3,508,103
HOUSING – 1.2%
Multi-Family – 1.2%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series B,
	Insured: FSA
	6.050% 11/01/17	250,000	264,725
	Series E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	141,932
NJ Middlesex County Improvement Authority
	Street Student Housing Project,
	Series 2004 A,
	5.000% 08/15/18	500,000	520,280
	Multi-Family Total		926,937
	HOUSING TOTAL		926,937
OTHER – 23.0%
Pool / Bond Bank – 9.0%
NJ Economic Development Authority
	Public Schools Small Project Loan Program,
	5.000% 08/15/12	1,000,000	1,088,550
NJ Environmental Infrastructure Trust
	Series A,
	5.000% 09/01/14	350,000	378,273
	5.250% 09/01/20	1,000,000	1,080,530
	Wastewater Treatment,
	5.000% 09/01/14	1,000,000	1,047,640
	5.000% 09/01/17	400,000	417,864
	Series D,
	5.000% 05/01/11	500,000	532,190
	Series G,
	Insured: FGIC
	5.000% 04/01/12	500,000	531,640

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
NJ Monmouth County Improvement Authority Revenue
	Government Loan,
	Insured: AMBAC
	4.000% 12/01/13	750,000	765,180
	5.000% 12/01/12	500,000	535,860
	Insured: FSA
	5.450% 07/15/13	850,000	887,264
	Pool / Bond Bank Total		7,264,991
Refunded / Escrowed (a)– 12.7%
NJ Atlantic County Improvement Authority
	Luxury Tax Revenue,
	Convention Center,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	255,000	284,705
NJ Bayonne Municipal Utilities Authority
	Water Systems Revenue,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	524,475
NJ Building Authority
	State Building Revenue,
	Pre-refunded 06/15/07,
	5.000% 06/15/10	325,000	343,681
NJ Cherry Hill Township
	Series A, GO,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	539,270
NJ Delaware River and Bay Authority
	Series A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	274,460
NJ Economic Development Authority
	School Facilities Construction,
	Series A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	219,152
NJ Educational Facilities Authority
	Princeton University,
	Series B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,074,220
	Rowan University,
	Series B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	272,805

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
NJ Essex County Improvement Authority
	Lease Revenue,
	County Correction Facility Project,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	547,480
NJ Highway Authority
	Garden State Parkway,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,193,700
	6.200% 01/01/10	500,000	548,660
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	332,331
NJ Old Tappan Board of Education
	GO,
	Pre-refunded 04/01/06,
	Insured: FGIC
	5.100% 04/01/18	500,000	512,935
NJ Pleasantville School District
	GO,
	Pre-refunded 02/15/08,
	Insured: MBIA
	5.000% 02/15/11	500,000	521,505
NJ Randolph Township School District
	GO,
	Pre-refunded 08/01/08,
	Insured: FGIC
	5.000% 08/01/15	500,000	522,820
NJ State
	Certificates of Participation,
	Series A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	550,855
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series A,
	Escrowed to Maturity,
	5.000% 06/15/06	20,000	20,397
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	326,294
NJ Vernon Township School District Board of Education
	GO,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	326,733

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
NJ West Deptford Township
	GO,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	442,144
NJ West Orange Board of Education
	Certificates of Participation,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	276,092
NJ West Windsor Plainsboro Regional School District
	GO,
	Pre-refunded 12/01/05,
	Insured: FGIC
	5.500% 12/01/14	500,000	514,720
	Refunded / Escrowed Total		10,169,434
Tobacco – 1.3%
NJ Tobacco Settlement Financing Corp.
	5.375% 06/01/18	1,000,000	1,035,470
	Tobacco Total		1,035,470
	OTHER TOTAL		18,469,895
OTHER REVENUE – 1.0%
Hotels – 1.0%
NJ Middlesex County Import Authority Revenue
	Heldrich Center Hotels,
	Series 2005 A,
	5.000% 01/01/20	815,000	810,004
	Hotels Total		810,004
	OTHER REVENUE TOTAL		810,004
TAX - BACKED – 48.3%
Local Appropriated – 1.4%
NJ East Orange Board of Education
	Certificates of Participation,
	Capital Appreciation,
	Insured: FSA
	(b) 02/01/18	1,000,000	588,850
NJ Essex County Improvement Authority
	County Jail & Youth House Projects,
	Insured: AMBAC
	5.000% 12/01/08	250,000	261,657
NJ Middlesex County
	Certificates of Participation,
	Insured: MBIA
	5.500% 08/01/17	250,000	274,740
	Local Appropriated Total		1,125,247

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – 21.2%
NJ Cherry Hill Township
	Series B, GO,
	5.250% 07/15/11	500,000	548,310
NJ Flemington Raritan Regional School District
	GO,
	Insured: FGIC
	5.700% 02/01/15	400,000	464,248
NJ Freehold Regional High School District
	GO,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,345,660
NJ Greenwich Township Board of Education
	GO,
	Insured: FSA
	5.000% 01/15/13	500,000	520,865
	5.000% 01/15/14	800,000	833,384
NJ Hackensack
	GO,
	4.900% 03/15/09	500,000	528,210
NJ Hopewell Valley
	Regional School District, GO,
	Insured: FGIC
	5.000% 08/15/14	500,000	536,000
NJ Kearny
	GO,
	Insured: FGIC
	5.250% 02/15/08	600,000	633,432
NJ Manalapan Englishtown Regional Board of Education
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,582,090
NJ Mercer County Improvement Authority Revenue
	Youth Center,
	Series B,
	Insured: FGIC
	5.000% 02/15/14	250,000	263,057
NJ Middlesex County
	Certificates of Participation,
	Insured: MBIA
	5.000% 08/01/12	500,000	536,245
	GO,
	5.000% 10/01/09	500,000	535,675
NJ North Brunswick Township Board of Education
	GO,
	Insured: FGIC
	5.000% 02/01/10	750,000	778,560
	5.000% 05/15/12	1,000,000	1,042,870

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
NJ Ocean County Utilities Authority
	Wastewater Revenue, GO,
	5.250% 01/01/18	1,000,000	1,086,070
NJ Parsippany-Troy Hills Township
	GO,
	Insured: MBIA
	5.000% 12/01/15	500,000	528,760
NJ Passaic County
	GO,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,693,170
NJ Summit
	GO,
	5.250% 06/01/16	1,205,000	1,360,132
NJ Trenton
	GO,
	Insured: FGIC
	5.700% 03/01/19	250,000	271,585
NJ Union County Improvement Authority Revenue
	General Improvement, GO,
	5.125% 02/01/16	250,000	268,322
	Guaranteed Lease Educational Services Commission,
	5.050% 03/01/08	125,000	130,051
NJ Washington Township, Mercer County
	Board of Education Revenue
	Insured: FSA
	5.250% 01/01/26	1,330,000	1,518,195
	Local General Obligations Total		17,004,891
Special Non - Property Tax – 3.9%
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	1,756,860
NJ Economic Development Authority
	Capital Appreciation Motor Vehicle,
	Series A,
	Insured: MBIA
	(b) 07/01/21	1,255,000	623,710
	Cigarette Tax,
	5.500% 06/15/24	750,000	792,990
	Special Non - Property Tax Total		3,173,560
State Appropriated – 15.9%
NJ Building Authority
	State Building Revenue,
	Insured: MBIA
	5.000% 06/15/18	1,000,000	1,050,570

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – (continued)
	Un-refunded,
	5.000% 06/15/10	275,000	288,340
NJ Economic Development Authority
	School Facilities Construction,
	Series A,
	Insured: AMBAC
	5.500% 06/15/12	500,000	558,145
	Series 2005 C,
	Insured: FSA
	5.000% 03/01/19 (c)	2,305,000	2,499,243
	State Office Building Projects,
	Insured: AMBAC
	5.250% 06/15/08	250,000	264,920
NJ Educational Facilities Authority
	Dormitory Safety Trust Fund,
	Series A,
	5.000% 03/01/15	2,855,000	3,048,169
NJ Sports & Exposition Authority
	Series A,
	5.000% 09/01/12	250,000	270,258
	Series C,
	5.000% 03/01/11	500,000	536,705
NJ Transportation Trust Fund Authority
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,137,450
	Series B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,136,250
	Transportation Systems,
	Series A,
	5.625% 06/15/12	400,000	445,412
	Insured: AMBAC
	5.750% 06/15/15	1,000,000	1,143,530
	Un-refunded,
	5.000% 06/15/06	380,000	386,969
	State Appropriated Total		12,765,961
State General Obligations – 5.9%
NJ State
	Series H, GO,
	Insured: MBIA
	5.250% 07/01/16	2,000,000	2,245,780
	Series L,
	Insured: AMBAC
	5.250% 07/15/18	1,000,000	1,127,610
PR Commonwealth of Puerto Rico
	GO,
	Insured: MBIA
	6.000% 07/01/16	250,000	298,535

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	Series 2004 A,
	5.000% 07/01/30 (d)	1,000,000	1,060,530
	State General Obligations Total		4,732,455
	TAX - BACKED TOTAL		38,802,114
TRANSPORTATION – 10.7%
Toll Facilities – 3.3%
NJ Burlington County
	Bridge Commission Lease Revenue,
	County Guaranteed Governmental Leasing Program,
	5.250% 08/15/18	1,130,000	1,228,231
NJ Turnpike Authority Revenue
	Series B,
	Insured: AMBAC
	(b) 01/01/35	500,000	324,775
PA Delaware
	River Joint Toll Bridge Revenue,
	5.250% 07/01/11	1,000,000	1,087,820
	Toll Facilities Total		2,640,826
Transportation – 7.4%
NJ Transit Corp.
	Federal Transit Administration Grants,
	Certifcates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	2,895,000	3,272,103
PA Delaware River Port Authority
	Series B,
	Insured: AMBAC
	5.250% 01/01/09	2,500,000	2,667,325
	Transportation Total		5,939,428
	TRANSPORTATION TOTAL		8,580,254
UTILITIES – 5.9%
Municipal Electric – 1.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series DD,
	Insured: FSA
	5.250% 07/01/15	250,000	268,110
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	852,757
	Municipal Electric Total		1,120,867

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.5%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,161,820
NJ Middlesex County Utilities Authority
	Sewer Revenue,
	Series A,
	Insured: FGIC
	5.000% 12/01/12	400,000	420,660
NJ North Jersey District Water Supply
	Wanaque North Project
	Insured: MBIA
	5.000% 11/15/10	500,000	525,465
NJ Rahway Valley Sewerage Authority
	Capital Appreciation
	Series A,
	Insured: MBIA
	(b) 09/01/25 (c)	1,000,000	391,270
NJ Southeast Morris County
	Municipal Utilities Authority
	Water Revenue,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,129,103
	Water & Sewer Total		3,628,318
	UTILITIES TOTAL		4,749,185
	Total Municipal Bonds (cost of $76,114,935)		79,659,572

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	196	196
	Total Investment Company (cost of $196)		196

		Par ($)
Short-Term Obligations – 3.9%
VARIABLE RATE DEMAND NOTES(e) – 3.9%
IA Hills Healthcare Revenue
	Mercy Hospital Project,
	Series 2002,
	LOC: Wells Fargo Bank Northwest N.A.
	2.300% 08/01/32	5,000	5,000
MN Cohasset Revenue
	Minnesota Power & Light Co. Project,
	Series 1997 A,
	LOC: U.S. Bank Trust N.A.
	2.300% 06/01/20	100,000	100,000

10

		Par ($)	Value ($)
Short-Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
MS Jackson County
	Chevron Corp.,
	Series 1992,
	2.300% 12/01/16	400,000	400,000
	Series 1993,
	2.300% 06/01/23	600,000	600,000
NJ Economic Development Authority
	Stolthaven Project,
	Series 1998A,
	LOC: U.S. Bank Trust N.A.
	2.180% 01/15/18	400,000	400,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001-1,
	2.330% 08/15/31	300,000	300,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JP Morgan Chase Bank
	2.330% 07/01/37	100,000	100,000
WI State Health & Educational Facilities
	Gundersen Lutheran,
	Series 2000 B,
	2.300% 12/01/29	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1992,
	2.300% 12/01/22	600,000	600,000
	Series 1993,
	2.300% 08/15/20	500,000	500,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,105,000
	Total Short-Term Obligations (cost of $3,105,000)		3,105,000

	Total Investments – 103.1% (cost of $79,220,131)(f)(g)		82,764,768

	Other Assets & Liabilities, Net – (3.1)%		(2,477,534)

	Net Assets – 100.0%		80,287,234

11

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond. The rate shown represents the annualized yield at the date of purchase.

(c)	Security purchased on a delayed delivery basis.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2005.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(f)	Cost for federal income tax purposes is $79,191,055.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$3,604,829	$(31,116)	$3,573,713

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
LOC	Letter of Credit/Line of Credit

12

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 9.6%
Education – 8.8%
NY Dormitory Authority
	Brooklyn Law School,
	Series A,
	Insured: RAD
	5.250% 07/01/10	500,000	540,175
	Columbia University,
	Series B,
	5.375% 07/01/15	1,000,000	1,110,460
	Fordham University,
	Insured: FGIC
	5.000% 07/01/07	890,000	925,021
	Mount Sinai School of Medicine,
	Series B,
	Insured: MBIA
	5.700% 07/01/11	1,175,000	1,272,184
	New York University,
	Series 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,371,917
	Series 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	988,938
	Series A,
	Insured: MBIA
	5.750% 07/01/20	2,000,000	2,382,900
	6.000% 07/01/17	2,475,000	2,971,955
	Education Total		11,563,550
Prep School – 0.8%
NY City Industrial Development Agency
	Civic Facility,
	Trinity Episcopal School Corp. Project,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,060,000
	Prep School Total		1,060,000
	EDUCATION TOTAL		12,623,550
HEALTH CARE – 6.7%
Hospitals – 5.5%
NY City Health & Hospital Corp.
	Series A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,150,280
NY Dormitory Authority
	Long Island Jewish Medical Center,
	5.000% 05/01/11	820,000	866,617

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Memorial Sloan-Kettering Cancer Center,
	Capital Appreciation,
	Series 1,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,548,263
	New York Methodist Hospital,
	5.250% 07/01/24	1,000,000	1,062,890
	White Plains Hospital,
	Insured: FHA
	4.625% 02/15/18	635,000	659,968
NY Monroe County Industrial Development Agency	5.000% 08/01/22	700,000	720,552
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project,
	Series 2004 A,
	5.000% 12/01/13	250,000	262,033
	Hospitals Total		7,270,603
Nursing Homes – 1.2%
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Insured: SONYMA
	5.000% 11/01/12	500,000	528,850
	Gurwin Nursing Home,
	Series 2005 A
	Insured: FHA
	4.400% 02/15/20	1,000,000	1,012,280
	Nursing Homes Total		1,541,130
	HEALTH CARE TOTAL		8,811,733
HOUSING – 0.5%
Multi-Family – 0.1%
NY Housing Finance Agency Revenue
	Multi-Family Mortgage Housing,
	Series A,
	Insured: FHA
	6.950% 08/15/12	145,000	147,758
	Multi-Family Total		147,758
Single Family – 0.4%
NY Mortgage Agency Revenue
	Homeowner Mortgage,
	Series 96,
	5.200% 10/01/14	530,000	539,572
	Single Family Total		539,572
	HOUSING TOTAL		687,330

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 24.1%
Other – 0.9%
NY City Industrial Development Agency
	Civic Facility Revenue,
	United Jewish Appeal,
	Series A,
	5.000% 07/01/27	625,000	659,013
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	5.375% 08/01/24	500,000	520,015
		Other Total	1,179,028
Pool / Bond Bank – 0.2%
NY Environmental Facilities Corp.
	Pollution Control Revenue,
	New York City Municipal Water,
	Un-refunded,
	5.750% 06/15/12	185,000	209,431
	Pool / Bond Bank Total		209,431
Refunded / Escrowed(b) – 22.2%
NY City Transitional Finance Authority
	Series C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,331,140
NY City
	Series I, GO,
	Pre-refunded 04/15/07,
	6.000% 04/15/09	1,000,000	1,062,360
NY Dormitory Authority
	City University Systems,
	Consolidated 4th Generation,
	Series A,
	Pre-refunded 07/01/11
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,543,864
	State University Dormitory Facilities,
	Series A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,262,165
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,135,110
NY Environmental Facilities Corp.
	Pollution Control Revenue
	State Water, New York City Municipal Water,
	Series A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,215,000	1,385,707
	5.750% 06/15/12	600,000	684,300

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
NY Long Island Power Authority
	Electric Systems Revenue,
	Series A,
	Escrowed to Maturity
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,265,840
NY Metropolitan Transportation Authority
	Dedicated Tax Fund,
	Series A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,108,290
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,220,440
	Transportation Facilities,
	Series A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,218,060
NY Monroe Woodbury Central School District
	GO,
	Refunded, Economically Defeased,
	Insured: MBIA
	5.625% 05/15/18	1,000,000	1,042,740
NY Municipal Assistance Corp.
	Refunded, Series L,
	Economically Defeased,
	6.000% 07/01/08	1,500,000	1,626,720
NY Onondaga County
	GO, Refunded, Economically Defeased,
	5.875% 02/15/10	285,000	317,576
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,334,320
	Series X,
	Escrowed to Maturity,
	6.000% 01/01/12	750,000	842,040
	6.625% 01/01/12	300,000	350,886
	Series Y,
	Escrowed to Maturity
	5.500% 01/01/17	2,000,000	2,284,260
PA Elizabeth Forward School District
	Capital Appreciation,
	GO, Series B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,142,614
	Refunded / Escrowed Total		29,158,432

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.8%
PR Commonwealth of Puerto Rico
	Childrens Trust Fund
	Tobacco Settlement,
	5.000% 05/15/08	1,000,000	1,039,010
	Tobacco Total		1,039,010
	OTHER TOTAL		31,585,901
OTHER REVENUE – 1.6%
Recreation – 1.6%
NY City Trust for Cultural Resources
	American Museum National History, Class A,
	Insured: MBIA
	5.600% 04/01/18	2,000,000	2,105,260
	Recreation Total		2,105,260
	OTHER REVENUE TOTAL		2,105,260
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
NY Hempstead Town Industrial Development Authority
	Resource Recovery,
	America Ref-Fuel Co. Project,
	5.000% 12/01/10	1,500,000	1,550,745
	Disposal Total		1,550,745
	RESOURCE RECOVERY TOTAL		1,550,745
TAX-BACKED – 36.3%
Local Appropriated – 1.2%
NY Dormitory Authority
	Court Facilities,
	Series A,
	5.250% 05/15/11	1,500,000	1,625,055
	Local Appropriated Total		1,625,055
Local General Obligations – 11.4%
NY City Capital Appreciation
	Series F, GO,
	Insured: MBIA
	(a) 08/01/08	2,060,000	1,871,263
NY City
	Series B, GO,
	5.250% 08/01/15	2,000,000	2,184,020
	Series F, GO,
	5.000% 08/01/09	1,000,000	1,060,710

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series G, GO,
	Insured: MBIA
	(a) 08/01/08	2,500,000	2,270,950
	Series J, GO,
	5.500% 06/01/16	1,250,000	1,368,863
NY Monroe County Public Improvement
	GO,
	Un-refunded,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,436,754
	6.100% 03/01/09	15,000	15,044
NY Onondaga County
	GO,
	Un-refunded,
	5.875% 02/15/10	215,000	238,500
NY Orange County
	GO,
	5.000% 07/15/18	1,500,000	1,658,550
NY Orleans County
	GO,
	6.500% 09/15/08	100,000	109,815
NY Red Hook Central School District
	GO,
	Insured: FSA
	5.125% 06/15/17	890,000	955,735
NY Rensselaer County
	Series A, GO,
	Insured: AMBAC
	5.250% 06/01/11	545,000	596,906
NY Three Village Central School District
	Refunding,
	Insured: FGIC
	5.000% 06/01/18(c)	1,000,000	1,104,890
	Local General Obligations Total		14,872,000
Special Non-Property Tax – 7.2%
NY Dormitory Authority
	State Personal Income Tax Revenue,
	Refunding Education,
	Series B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,181,210
NY Environmental Facilities Corp.
	Personal Income Tax Revenue,
	Series A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,129,260

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,102,081
	Subordinated Lien, Series A-2
	5.000% 04/01/09	1,000,000	1,060,780
NY Metropolitan Transportation Authority
	Dedicated Tax Fund,
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	904,936
	Special Non-Property Tax Total		9,378,267
State Appropriated – 14.1%
NY Dormitory Authority
	4201 Schools Program,
	6.250% 07/01/20	1,685,000	1,895,204
	City University System,
	Consolidated 2nd Generatiton,
	Series A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,257,620
	Consolidated 3rd Generation,
	Series 1,
	5.250% 07/01/11	1,000,000	1,082,280
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26 (d)	1,500,000	1,640,160
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,465,587
	State University Educational Facilities Project,
	Series 1993 A,
	5.250% 05/15/15	2,000,000	2,206,800
NY Housing Finance Agency
	Service Contract,
	Series K,
	5.000% 03/15/10	1,485,000	1,582,490
NY Thruway Authority
	Service Contract,
	Local Highway & Bridge,
	5.250% 04/01/11	2,000,000	2,174,800
NY Urban Development Corp.
	Correctional and Youth Facilities Services,
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,126,620
	Series A,
	4.000% 01/01/28	2,000,000	2,033,880
	State Appropriated Total		18,465,441

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.4%
NY State
	GO, Series A,
	6.500% 07/15/06	2,000,000	2,070,000
PR Commonwealth of Puerto Rico
	GO, Series A,
	5.000% 07/01/30 (d)	1,000,000	1,060,530
	State General Obligations Total		3,130,530
	TAX-BACKED TOTAL		47,471,293
TRANSPORTATION – 9.6%
Ports – 1.2%
NY & NJ Port Authority
	Consolidated One Hundred Thirty Fifth,
	Insured: XLC
	5.000% 09/15/28	1,500,000	1,590,915
		Ports Total	1,590,915
Toll Facilities – 8.4%
NY Metropolitan Transportation Authority
	Insured: AMBAC
	5.250% 11/15/24	750,000	856,590
NY Thruway Authority
	Highway & Bridge Trust Fund, Series B-1
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,679,689
	5.750% 04/01/16	2,000,000	2,216,620
	Second General Highway & Bridge Trust Fund, Series A,
	Insured: MBIA
	5.000% 04/01/22	500,000	535,605
	5.250% 04/01/17	1,750,000	1,919,855
	Service Contract,
	Local Highway & Bridge,
	5.250% 04/01/09	1,500,000	1,601,385
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,137,480
	Toll Facilities Total		10,947,224
	TRANSPORTATION TOTAL		12,538,139
UTILITIES – 8.6%
Joint Power Authority – 1.6%
NY Power Authority
	Series A,
	5.000% 11/15/07	2,000,000	2,091,820
	Joint Power Authority Total		2,091,820

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 3.8%
NY Long Island Power Authority
	Electric Systems Revenue,
	Series A,
	5.000% 06/01/09	2,000,000	2,117,120
	Series C,
	5.500% 09/01/21	1,000,000	1,090,480
PR Commonwealth of Puerto Rico
	Electric Power Authority,
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,157,800
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	568,505
	Municipal Electric Total		4,933,905
Water & Sewer – 3.2%
NY City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series B,
	Insured: MBIA
	5.750% 06/15/26	485,000	502,111
	Series C,
	Insured: FGIC
	5.000% 06/15/21	1,725,000	1,797,916
NY Western Nassau County Water Authority
	Insured: AMBAC
	5.000% 05/01/22(c)	1,765,000	1,891,568
	Water & Sewer Total		4,191,595
	UTILITIES TOTAL		11,217,320
	Total Municipal Bonds (cost of $122,004,489)		128,591,271

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2	2
	Total Investment Company (cost of $2)		2

		Par($)
Short-Term Obligations – 3.9%
VARIABLE RATE DEMAND NOTES(e)– 3.9%
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	400,000	400,000

9

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
NY City
	Sub Series 1993 A-7,
	1.920% 08/01/20	600,000	600,000
	LOC: JP Morgan Chase Bank, National
	Sub-series A-4,
	LOC: Landes Bank Baden-Wurttemberg
	2.320% 08/01/21	400,000	400,000
	Sub-Series E2
	LOC: JP Morgan Chase Bank, National
	1.700% 08/01/20	100,000	100,000
	Sub-Series H-4,
	LOC: Bank Of New York
	1.920% 03/01/34	1,500,000	1,500,000
NY City Municipal Water Finance Authority
	Water & Sewer Systems Revenue,
	Series 1994 G,
	SPA: FGIC-Securities Purchase, Inc.
	1.920% 06/15/24	1,200,000	1,200,000
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: Depfa Bank PLC
	1.920% 05/01/22	600,000	600,000
	Series 2005 A,
	1.920% 05/01/22	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		5,100,000

	Total Short-Term Obligations (cost of $5,100,000)		5,100,000

	Total Investments – 102.1% (cost of $127,104,491)(f)(g)		133,691,273

	Other Assets & Liabilities, Net – (2.1)%		(2,695,595)

	Net Assets – 100.0%		130,995,678

10

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Security purchased on a delayed delivery basis.

(d)	Variable rate security. The interest rate shown reflects the rate at July 31, 2005.

(e)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of July 31, 2005.

(f)	Cost for federal income tax purposes is $27,104,491.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
6,751,813	(165,031)	6,586,782

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GO	Government Obligation Bond
LOC	Letter of Credit / Line of Credit.
MBIA	MBIA Insurance Corp.
RAD	Radiant Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
XLC	XL Capital Assurance, Inc.

11

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)
Municipal Bonds – 96.9%
EDUCATION – 6.1%
Education – 5.5%
NY Dormitory Authority
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,421,800
	Series 2001 I,
	Insured: AMBAC
	5.500% 07/01/14	945,000	1,071,696
	Pace University,
	Series 1997,
	Insured: MBIA
	6.500% 07/01/11	1,000,000	1,159,180
	University of Rochester,
	Series 2000,
	Insured: MBIA
	(a) 07/01/14
	(5.700% 07/01/10)	1,000,000	851,310
	Education Total		5,503,986
Prep School – 0.6%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	648,213
	Prep School Total		648,213
	EDUCATION TOTAL		6,152,199
HEALTH CARE – 7.2%
Continuing Care Retirement – 1.8%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	1,000,000	1,133,610
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	7.200% 11/01/19	600,000	650,148
	Continuing Care Retirement Total		1,783,758
Hospitals – 4.0%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Capital Appreciation,
	Series 1,
	Insured: MBIA

1

		Par ($)	Value ($)
Municipal Bonds – 96.9%
HEALTH CARE – (continued)
Hospitals – (continued)
	(b) 07/01/25	3,000,000	1,238,610
	North Shore Jewish Group,
	Series 2003,
	5.000% 05/01/18	1,000,000	1,034,350
NY Industrial Development Agency Parking Facility Revenue
	Royal Charter Presbyterian,
	Series 2001,
	Insured: FSA
	5.375% 12/15/16	1,000,000	1,117,450
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project,
	Series 2004 A,
	5.000% 12/01/13	250,000	262,032
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	410,000	427,044
	Hospitals Total		4,079,486
Nursing Homes – 1.4%
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,250,000	1,384,063
	Nursing Homes Total		1,384,063
	HEALTH CARE TOTAL		7,247,307
HOUSING – 3.9%
Assisted Living / Senior – 3.1%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999,
	5.875% 05/01/19	1,500,000	1,497,900
NY Mount Vernon Industrial Development Agency
	Series 1999:
	6.150% 06/01/19	1,000,000	1,025,430
	6.200% 06/01/29	615,000	626,027
	Assisted Living / Senior Total		3,149,357
Multi-Family – 0.8%
NY Housing Finance Agency
	Series 1989 B, AMT,
	Insured: AMBAC
	7.550% 11/01/29	30,000	30,444

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NY Hudson Housing Development Corp.
	Providence Hall-Schuyler Court Project,
	Series 1992 A,
	Insured: FHA
	6.500% 01/01/25	750,000	750,337
	Multi-Family Total		780,781
	HOUSING TOTAL		3,930,138
INDUSTRIALS – 0.5%
Forest Products & Paper – 0.5%
NY Essex County Industrial Development Agency
	International Paper Corp.,
	Series 1999 A, AMT,
	6.450% 11/15/23	500,000	540,050
	Forest Products & Paper Total		540,050
	INDUSTRIALS TOTAL		540,050
OTHER – 14.0%
Other – 2.3%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(b) 06/01/08	2,000,000	1,746,540
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	5.375% 08/01/24	550,000	572,016
	Other Total		2,318,556
Pool / Bond Bank – 3.2%
NY Environmental Facilities Corp.
	Series 2001,
	5.250% 11/15/15	2,000,000	2,173,280
	Series 2002 D,
	5.375% 06/15/16	1,000,000	1,103,400
	Pool / Bond Bank Total		3,276,680
Refunded / Escrowed(c) – 8.5%
NY Dormitory Authority
	New York University
	Series 1990 B,
	Escrowed to Maturity,
	7.500% 05/15/11	405,000	473,562
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,133,816

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,158,610
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	4.500% 04/01/18	2,000,000	2,136,260
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Pre-refunded 07/01/19,
	Insured: AMBAC
	5.750% 07/01/29	1,500,000	1,629,975
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series Y,
	Escrowed to Maturity
	5.500% 01/01/17	1,300,000	1,484,769
	Series 1993 B,
	Escrowed to Maturity,
	5.000% 01/01/20	500,000	554,935
	Refunded / Escrowed Total		8,571,927
	OTHER TOTAL		14,167,163
OTHER REVENUE – 0.5%
Recreation – 0.5%
NY Hamilton Industrial Development Agency
	Adirondack Historical Association,
	Series 1998 A,
	5.250% 11/01/18	500,000	519,950
	Recreation Total		519,950
	OTHER REVENUE TOTAL		519,950
RESOURCE RECOVERY – 1.1%
Resource Recovery – 1.1%
NY Niagara County Industrial Development Agency
	American Refining Fuel Co.,
	Series 2001 C, AMT,
	5.625% 11/15/24 (d)	1,000,000	1,088,050
	Resource Recovery Total		1,088,050
	RESOURCE RECOVERY TOTAL		1,088,050

4

		Par ($)	Value ($)
TAX - BACKED – 39.4%
Local Appropriated – 1.2%
NY Dormitory Authority
	Municipal Health Facilities,
	Series 2001 1,
	Insured: FSA
	5.500% 01/15/13	500,000	548,670
	Westchester County,
	Series 1998,
	(b) 08/01/19	1,200,000	662,220
	Local Appropriated Total		1,210,890
Local General Obligations – 5.5%
NY Brockport Central School District
	Series 2001,
	Insured: FGIC
	5.500% 06/15/14	560,000	639,850
NY Buffalo School
	Series 2001 D,
	Insured FGIC
	5.500% 12/15/13	620,000	685,937
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,234,693
NY New York City
	Series 2001 A,
	Insured: FGIC
	5.250% 11/01/11	1,000,000	1,097,090
NY Suffolk County
	Series 2004 B,
	Insured: FSA
	5.250% 05/01/14	1,690,000	1,877,218
	Local General Obligations Total		5,534,788
Special Non - Property Tax – 15.7%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,385,054
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,255,948
	6.000% 04/01/14	3,945,000	4,571,387
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: FGIC
	5.500% 07/01/16	1,500,000	1,726,170
	Special Non - Property Tax Total		15,938,559

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – 14.7%
NY Dormitory Authority
	City University,
	Series 1990 C,
	7.500% 07/01/10	1,295,000	1,438,525
	Series 1993 A:
	5.500% 05/15/13	3,500,000	3,896,690
	6.000% 07/01/20	2,000,000	2,391,140
	Series B,
	Insured: AMBAC
	5.250% 11/15/26 (d)	1,500,000	1,640,160
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,172,470
	New York University,
	Series 1990 B,
	7.500% 05/15/11	685,000	784,209
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center Project,
	Series 1990 E,
	7.250% 01/01/10	760,000	833,598
NY Urban Development Corp.
	Series 1993 A,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,129,200
	Series 2002 A,
	5.500% 01/01/17	1,500,000	1,631,505
	State Appropriated Total		14,917,497
State General Obligations – 2.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	6.250% 07/01/12	2,000,000	2,294,400
	State General Obligations Total		2,294,400
	TAX - BACKED TOTAL		39,896,134
TRANSPORTATION – 12.5%
Airports – 2.0%
NY New York City Industrial Development Agency
	Series 2001 A, AMT:
	5.500% 07/01/28	1,000,000	1,014,420
	6.000% 07/01/27	1,000,000	1,023,740
	Airports Total		2,038,160

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – 4.0%
NY Thruway Authority, Highway & Bridge Trust Fund
	Series 2000 A,
	Insured: FSA
	5.750% 04/01/17	1,000,000	1,107,390
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.250% 11/15/15	500,000	558,325
	Series 2002,
	Insured: MBIA
	5.500% 11/15/18	1,000,000	1,156,800
	5.500% 11/15/20	1,000,000	1,166,550
	Toll Facilities Total		3,989,065
Transportation – 6.5%
NY Metropolitan Transportation Authority Revenue
	Series 2002 E,
	Insured: MBIA
	5.500% 11/15/14	1,500,000	1,706,205
	Series 2005 A,
	Insured: AMBAC
	5.500% 11/15/18	1,000,000	1,152,320
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,428,438
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,289,760
	Transportation Total		6,576,723
	TRANSPORTATION TOTAL		12,603,948
UTILITIES – 11.7%
Independent Power Producers – 1.0%
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	1,003,160
	Independent Power Producers Total		1,003,160
Investor Owned – 1.8%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	9.920% 04/01/20 (d)	1,500,000	1,790,400
	Investor Owned Total		1,790,400

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 5.0%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA
	(b) 06/01/15	1,500,000	1,013,955
	(b) 06/01/18	1,000,000	591,650
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,303,820
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,139,780
	Municipal Electric Total		5,049,205
Water & Sewer – 3.9%
NY New York City Municipal Water Finance Authority
	Water & Sewer System,
	Series 2001 D,
	(b) 06/15/17	3,000,000	1,852,740
	Series 2002 A,
	5.375% 06/15/15	1,000,000	1,100,210
	Series 2004 B,
	5.000% 06/15/36	1,000,000	1,048,390
	Water & Sewer Total		4,001,340
	UTILITIES TOTAL		11,844,105
	Total Municipal Bonds (cost of $88,591,480)		97,989,044

		Shares
Investment Company – 0.0%
	Dreyfus Cash Management Plus, Inc.	1	1
	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 2.4%
VARIABLE RATE DEMAND NOTES(e) – 2.4%
MS Jackson County Pollution Control Revenue
	Chevron U.S.A Project Inc,
	Series 1992,
	2.300% 12/01/16	100,000	100,000

8

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
NY City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series 1994 G,
	Insured: FGIC
	2.260% 06/15/24	1,000,000	1,000,000
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: Depfa Bank PLC
	2.260% 05/01/22	400,000	400,000
	Series 2005 A,
	2.260% 05/01/22	300,000	300,000
NY New York City
	Sub-Series 1993 A-10,
	LOC: Morgan Guaranty Trust
	2.230% 08/01/17	100,000	100,000
	Subseries 1994 B-7,
	Insured: AMBAC
	LOC: Rabobank Nederland
	2.220% 08/15/18	500,000	500,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,400,000
	Total Short-Term Obligation (cost of $2,400,000)		2,400,000

9

	Par ($)	Value ($)
Total Investments – 99.3% (cost of $90,991,481)(f)(g)		100,389,045

Other Assets & Liabilities, Net – 0.7%		751,708

Net Assets – 100.0%		101,140,753

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflect the rate at July 31, 2005.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(f)	Cost for federal income tax purposes is $90,519,099.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$9,914,864	$(44,918)	$9,869,946

10

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

11

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Pennsylvania Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.8%
EDUCATION – 15.7%
Education – 15.7%
PA Erie
	Higher Education Building Authority,
	Mercyhurst College Project,
	Series 2004 B,
	5.000% 03/15/14	255,000	264,685
PA Higher Educational Facilities Authority
	State Systems Higher Education, Series T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	806,918
	University of Sciences, Series A,
	Insured: XLC
	5.000% 11/01/16	360,000	390,031
	Widener University,
	5.000% 07/15/10	500,000	526,360
PA Lancaster County Higher Education Authority
	Franklin & Marshall College,
	Series A,
	5.000% 04/15/10	500,000	533,250
PA State University
	5.250% 08/15/11	1,000,000	1,097,430
	Education Total		3,618,674
	EDUCATION TOTAL		3,618,674
HEALTH CARE – 3.4%
Continuing Care Retirement – 2.2%
PA Delaware County Authority Revenue
	Dunwoody Village, Inc.,
	Series A,
	5.000% 04/01/09	500,000	522,100
	Continuing Care Retirement Total		522,100
Hospitals – 1.2%
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	269,650
	Hospitals Total		269,650
	HEALTH CARE TOTAL		791,750

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 4.8%
Other Industrial Development Bond – 4.8%
PA Industrial Development Authority
	Economic Development,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,093,960
	Other Industrial Development Bond Total		1,093,960
	INDUSTRIALS TOTAL		1,093,960
OTHER – 17.8%
Pool / Bond Bank – 4.0%
PA Finance Authority
	Penn Hills,
	Series A,
	Insured: FGIC
	5.500% 12/01/22	835,000	909,699
	Pool / Bond Bank Total		909,699
Refunded / Escrowed (a) – 13.8%
PA Chester County
	GO,
	Pre-refunded 06/15/08,
	5.000% 06/15/15	500,000	527,030
PA Finance Authority
	Penn Hills,
	Series A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	182,543
PA Harrisburg Authority Revenue
	Pooled Building Program,
	Series II,
	Pre-refunded 09/15/07,
	Insured: MBIA
	5.600% 09/15/11	500,000	525,980
PA Philadelphia School District
	Series A, GO,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,114,050
PA Warwick School District
	Lancaster County, GO,
	Pre-refunded 08/15/11
	Insured: FGIC
	5.250% 02/15/12	750,000	823,500
	Refunded / Escrowed Total		3,173,103
	OTHER TOTAL		4,082,802
TAX-BACKED – 42.9%
Local General Obligations – 36.9%
PA Allegheny County
	Series C-49, GO,
	Insured: MBIA,
	5.000% 04/01/08	500,000	524,820
PA Central York School District
	GO,
	Insured: FGIC
	5.000% 06/01/10	500,000	537,360

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Chambersburg Area School District
	GO,
	Insured: FSA
	5.000% 06/15/12	300,000	322,767
PA Delaware County
	GO,
	5.125% 10/01/16	500,000	531,860
PA Ephrata Area School District
	GO,
	Series A,
	Insured: FGIC
	5.000% 04/15/14	750,000	806,422
PA North Allegheny School District
	Insured: FGIC
	5.500% 11/01/08	1,000,000	1,074,270
PA Northampton County
	GO,
	5.000% 08/15/16	1,000,000	1,057,640
PA Norwin School District
	Series B, GO,
	Insured: MBIA
	5.000% 04/01/13	575,000	612,691
PA Oxford Area School District
	Series A, GO,
	Insured: FGIC
	5.250% 02/15/11	500,000	545,925
PA Philadelphia School District
	Series 2004 D, GO,
	Insured: FGIC
	5.000% 06/01/15	250,000	270,828
PA Philadelphia
	Series A, GO,
	Insured: XLC
	5.250% 02/15/15	315,000	341,592
PA Pittsburgh School District
	GO,
	Insured: FSA
	5.500% 09/01/12	500,000	557,960
PA Pittsburgh School District
	Series A, GO,
	Insured: MBIA
	5.000% 09/01/17	170,000	183,406
PA Upper Saint Clair Township School District
	GO,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,106,020
	Local General Obligations Total		8,473,561

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 2.4%
PA Pittsburgh & Allegheny County
	Public Auditorium Hotel Room,
	Insured: AMBAC
	5.250% 02/01/12	500,000	539,455
	Special Non-Property Tax Total		539,455
State General Obligations – 3.6%
PA State
	Series 2002, GO,
	5.500% 02/01/15	500,000	570,585
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30 (b)	240,000	262,421
	State General Obligations Total		833,006
	TAX-BACKED TOTAL		9,846,022
TRANSPORTATION – 2.4%
Toll Facilities – 2.4%
PA Delaware
	River Joint Toll Bridge Revenue,
	5.250% 07/01/11 (c)	500,000	543,910
	Toll Facilities Total		543,910
	TRANSPORTATION TOTAL		543,910
UTILITIES – 10.8%
Municipal Electric – 2.5%
PR Commonwealth of Puerto Rico
	Electric Power Authority,
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	568,505
	Municipal Electric Total		568,505
Water & Sewer – 8.3%
PA Allegheny County
	Sanitation Authority Revenue,
	Series A,
	Insured: MBIA
	5.000% 12/01/17	265,000	288,651

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
PA Lancaster County
	Sewer Authority Revenue,
	Insured: MBIA
	5.000% 04/01/16	500,000	541,645
PA Philadelphia
	Water & Waste Water Revenue,
	Insured: MBIA
	5.625% 06/15/09	1,000,000	1,087,170
	Water & Sewer Total		1,917,466
	UTILITIES TOTAL		2,485,971
	Total Municipal Bonds (cost of $21,461,867)		22,463,089

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2	2
	Total Investment Company (cost of $2)		2

		Par ($)
Short-Term Obligations – 1.3%
VARIABLE RATE DEMAND NOTES (d)- 1.3%
FL Pinellas County Health Facility Authority
	All Childrens Hospital, Mease Health Care, Metropolitan General Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	100,000	100,000
MI Northern Michigan University Revenues
	Series 2001,
	Insured: FGIC
	2.300% 06/01/31	100,000	100,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A Project Inc,
	Series 1993,
	2.300% 06/01/23	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		300,000
	Total Short-Term Obligations (cost of $300,000)		300,000

5

Total Investments – 99.1% (cost of $21,761,869)(e)(f)	22,763,091

Other Assets & Liabilities, Net – 0.9%	208,394

Net Assets – 100.0%	22,971,485

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2005.

(c)	This security is tax-exempt in New Jersey and Pennsylvania.

(d)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2005.

(e)	Cost for federal income tax purposes is $21,761,869.

(f)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$1,008,256	$(7,034)	$1,001,222

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	Government Obligation Bond
MBIA	MBIA Insurance Corp.
XLC	XL Capital Assurance, Inc.

6

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 100.4%
EDUCATION – 21.1%
Education – 20.3%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Inter-American University:
	Series A,
	Insured: MBIA
	5.250% 10/01/12	360,000	391,828
	5.375% 10/01/13	1,550,000	1,693,003
	5.500% 10/01/14	350,000	384,349
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University,
	5.000% 09/01/15	1,000,000	1,044,040
	Insured: XLC
	5.500% 08/15/16	1,340,000	1,498,817
	Johnson & Wales,
	Insured: XLC
	5.250% 04/01/16	1,485,000	1,613,675
	Series 1999,
	Insured: MBIA
	5.500% 04/01/17	1,000,000	1,139,750
	5.500% 04/01/18	1,420,000	1,622,435
	Providence College,
	Series A
	Insured: XLC
	5.000% 11/01/24	2,500,000	2,618,600
	Rhode Island University,
	Series B,
	Insured: AMBAC
	5.500% 09/15/20	2,000,000	2,189,120
	5.700% 09/15/30	2,250,000	2,492,527
	Roger Williams,
	Insured: AMBAC
	5.000% 11/15/18	1,000,000	1,066,990
	5.125% 11/15/14	1,000,000	1,075,580
	Insured: CON
	5.250% 11/15/16	1,000,000	1,045,560
	Series A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,130,917
	5.250% 09/15/20	1,020,000	1,115,023
	Series D,
	Insured: XLC
	5.500% 08/15/17	1,345,000	1,501,155

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	University of Rhode Island,
	Steam Department Transportation Authority,
	Insured: FSA
	5.000% 11/01/19	750,000	801,165
	Education Total		24,424,534
Prep School – 0.8%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	5.000% 12/15/24	1,000,000	1,024,780
	Prep School Total		1,024,780
	EDUCATION TOTAL		25,449,314
HEALTH CARE – 1.4%
Hospitals – 1.4%
RI Health & Education Building Corp.
	Hospital Foundation, Lifespan Obligated Group,
	6.375% 08/15/21	1,500,000	1,667,580
	Hospitals Total		1,667,580
	HEALTH CARE TOTAL		1,667,580
HOUSING – 0.9%
Multi-Family – 0.9%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing, Series A:
	Insured: AMBAC
	5.600% 07/01/10	500,000	524,730
	6.150% 07/01/17	380,000	388,064
RI Providence Housing Development Corp.
	Mortgage Revenue, Section 8,
	Barbara Jordan Apartments,
	Series A,
	Insured: MBIA
	6.500% 07/01/09	160,000	161,883
	Multi-Family Total		1,074,677
	HOUSING TOTAL		1,074,677
OTHER – 32.8%
Pool/Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue:
	Revolving Fund, Pooled Loan Association,
	Series A,
	Insured: AMBAC
	4.750% 10/01/23	1,000,000	1,037,600
	5.250% 10/01/16	500,000	535,675
	Pool/Bond Bank Total		1,573,275

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – 30.2%
PR Commonwealth of Puerto Rico
	Special Tax Revenue,
	Infrastructure Financing Authority,
	Series A,
	Pre-refunded 01/01/08,
	5.000% 07/01/16	500,000	529,525
RI & Providence Plantations
	Consolidated Capital Development Loan,
	Series C, GO,
	Escrowed to Maturity,
	5.000% 09/01/11	3,000,000	3,255,030
RI Bristol County Water Authority Revenue
	Series A, GO,
	Pre-refunded 12/01/05,
	Insured: MBIA
	5.200% 12/01/14	1,000,000	1,027,890
RI Central Falls Detention Facility Corp.
	Donald Wyatt Detention Facility, Series A:
	Insured: RAD
	5.250% 01/15/13	1,505,000	1,576,969
	5.375% 01/15/18	1,000,000	1,056,100
RI Consolidated Capital Development Loan
	Series A, GO:
	Economically Defeased to Maturity,
	5.250% 09/01/08	1,580,000	1,682,984
	Insured: FGIC
	5.200% 09/01/11	1,250,000	1,356,850
	Pre-refunded 09/01/08,
	Insured: FGIC
	5.000% 09/01/16	1,000,000	1,066,970
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	3,240,000	3,553,924
RI Depositors Economic Protection Corp.
	Special Obligation, Series A:
	Escrowed to Maturity,
	Insured: FSA
	5.750% 08/01/14	3,105,000	3,573,969
	5.750% 08/01/21	2,165,000	2,612,549
	6.400% 08/01/06	2,600,000	2,694,458
	6.500% 08/01/07	500,000	534,955
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,829,200
	Special Obligation, Series B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,138,940

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	273,215
RI Health & Educational Building Corp.
	Higher Education Facility,
	Rhode Island School of Design,
	Pre-refunded 06/01/06,
	Insured: MBIA
	5.625% 06/01/16	500,000	521,510
RI North Kingstown
	GO:
	Pre-refunded 10/01/09,
	Insured: FGIC
	5.600% 10/01/16	995,000	1,096,241
	5.750% 10/01/19	500,000	553,785
RI North Providence School Improvement
	Series A:
	Pre-refunded 07/01/07,
	Insured: MBIA
	6.000% 07/01/12	1,100,000	1,184,524
	6.050% 07/01/13	500,000	538,885
RI Providence
	Series A, GO:
	Pre-refunded 07/15/07
	Insured: FSA
	5.700% 07/15/12	1,825,000	1,939,573
	6.000% 07/15/09	1,000,000	1,068,460
RI South Kingstown
	GO:
	Insured: FGIC
	6.250% 06/15/19	500,000	572,065
	Series B, GO:
	Insured: FSA
	5.500% 06/15/10	100,000	104,367
	Refunded/Escrowed Total		36,342,938
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series A,
	6.000% 06/01/23	1,500,000	1,600,170
	Tobacco Total		1,600,170
	OTHER TOTAL		39,516,383
TAX - BACKED – 32.3%
Local Appropriated – 6.3%
RI Providence Public Building Authority
	School & Public Facilities Project, Series A:
	Insured: AMBAC
	5.125% 12/15/14	500,000	541,990
	5.375% 12/15/11	2,035,000	2,230,991

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,621,185
	5.400% 12/15/11	500,000	526,385
RI Smithfield
	Lease Participation Certificates:
	Wastewater Treatment Facility Loan
	Insured: MBIA
	5.000% 11/15/10	770,000	831,054
	5.000% 11/15/11	810,000	878,542
	5.000% 11/15/12	855,000	931,035
	Local Appropriated Total		7,561,182
Local General Obligations – 18.5%
AK North Slope Borough
	Capital Appreciation,
	Series B, GO,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,747,040
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,650,600
PR Commonwealth of Puerto Rico
	Municipal Finance Agency,
	Series A, GO,
	Insured: FSA
	5.500% 07/01/17	315,000	334,209
RI Burrillville
	GO,
	Insured: FGIC
	5.850% 05/01/14	200,000	205,526
RI City of Cranston
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,506,678
RI Coventry
	GO:
	Insured: AMBAC
	5.000% 06/15/21	750,000	802,770
	5.000% 06/15/22	750,000	800,400
RI Exeter West Greenwich Regional School District
	GO,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,059,990
RI Johnston
	GO:
	Insured: XLC
	5.250% 06/01/19	525,000	564,921

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Various Purpose,
	Insured: XLC
	5.250% 06/01/20	555,000	598,900
	Insured: FSA
	4.750% 06/01/21	390,000	404,890
	4.750% 06/01/22	405,000	418,487
	4.750% 06/01/23	425,000	437,435
	4.750% 06/01/24	445,000	456,232
	4.750% 06/01/25	460,000	469,402
RI Pawtucket
	Series A, GO,
	Insured: AMBAC
	5.000% 04/15/09	500,000	531,505
RI Providence
	GO:
	Insured: FSA
	5.100% 01/15/06	1,085,000	1,096,968
	5.450% 01/15/10	500,000	521,965
	Series C, GO,:
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,116,290
RI South Kingstown
	GO,
	4.000% 06/01/09	570,000	587,163
RI Warwick
	GO:
	Insured: FGIC
	4.000% 06/15/10	625,000	644,062
	Series A, GO,:
	Insured: FGIC
	5.000% 03/01/15	1,180,000	1,248,310
	5.000% 03/01/16	1,205,000	1,277,854
RI Woonsocket
	Insured: AMBAC
	4.250% 03/01/25	550,000	539,935
WA Seattle
	Series E,
	(b) 12/15/12	1,000,000	748,890
WI Milwaukee County
	Series A,
	Insured: FSA
	5.700% 09/01/15	500,000	544,495
	Local General Obligations Total		22,314,917
State Appropriated – 2.5%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,076,190

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State Appropriated – (continued)
RI Economic Development Corp.
	Economic Development Revenue:
	East Greenwich Free Library Association,
	4.500% 06/15/09	220,000	225,082
	4.500% 06/15/14	245,000	247,073
	5.750% 06/15/24	415,000	428,790
RI Providence Public Building Authority
	State Public Project,
	Series A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,057,890
	State Appropriated Total		3,035,025
State General Obligations – 5.0%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Insured: MBIA
	(b) 07/01/14(c)	3,500,000	2,451,680
	GO,
	Insured: MBIA
	6.000% 07/01/16	250,000	298,535
RI & Providence Plantations
	Consolidated Capital Development Loan,
	Series A, GO,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,189,500
RI Consolidated Capital Development Loan
	Series A, GO,
	Insured: FGIC
	5.250% 07/15/10	1,000,000	1,065,310
	State General Obligations Total		6,005,025
	TAX - BACKED TOTAL		38,916,149
TRANSPORTATION – 5.4%
Airports – 2.5%
RI Economic Development Corp. Airport
	Series B,:
	Insured: FSA
	5.000% 07/01/15	1,620,000	1,706,621
	5.000% 07/01/18	500,000	526,450
	5.000% 07/01/23	685,000	717,723
	Airports Total		2,950,794
Transportation – 2.9%
RI Economic Development Corp.
	Grant Anticipation Note:
	Rhode Island Department Transportation,
	Series A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,419,732

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	University of Rhode Island:
	Steam Department Transportation Authority,
	Insured: FSA
	5.250% 06/15/11	1,000,000	1,096,270
	Transportation Total		3,516,002
	TRANSPORTATION TOTAL		6,466,796
UTILITIES – 6.5%
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico
	Electric Power Authority:
	Series EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	536,220
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	852,758
	Municipal Electric Total		1,388,978
Water & Sewer – 5.3%
RI Bristol County Water Authority Revenue
	Series A, GO,
	Insured: MBIA
	5.000% 07/01/16	500,000	521,100
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series A,
	5.000% 10/01/18	1,000,000	1,079,280
RI Kent County Water Authority
	Series A,:
	Insured: MBIA
	5.000% 07/15/15	750,000	806,002
	5.000% 07/15/16	1,265,000	1,361,216
RI Narragansett Bay Commission Wastewater System Revenue
	Series A
	Insured: MBIA
	5.000% 08/01/26(d)	2,500,000	2,651,525
	Water & Sewer Total		6,419,123
	UTILITIES TOTAL		7,808,101
	Total Municipal Bonds (cost of $114,700,666)		120,899,000

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1,537	1,537
	Total Investment Company (cost of $1,537)		1,537

8

		Par ($)	Value ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES(e) – 0.9%
FL Orange County School Board Certificates of Participation
	Series 2002 B,
	Insured: MBIA
	2.300% 08/01/27	200,000	200,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital, Mease Health Care,
	Metropolitan General Hospital,
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	300,000	300,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	2.350% 10/01/32	200,000	200,000
MN Mankato Revenue
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank
	2.350% 11/01/15	100,000	100,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001-1,
	Insured: MBIA
	2.330% 08/15/31	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1992,
	2.300% 12/01/22	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,100,000

	Total Short-Term Obligations (cost of $1,100,000)		1,100,000

	Total Investments – 101.3% (cost of $115,802,203)(f)(g)		122,000,537

	Other Assets & Liabilities, Net – (1.3)%		(1,516,110)

	Net Assets – 100.0%		120,484,427

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

9

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of this security represents 2.0% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2005.

(f)	Cost for federal income tax purposes is $115,748,430.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,344,438	$(92,331)	$6,252,107

Acronym	Name

AMBAC	Ambac Assurance Corp.
CON	College Construction Loan Insurance Association
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
RAD	Radiar Asset Assurance, Inc.
XLC	XL Capital Assurance, Inc.

10

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 26, 2005